N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                              N/I NUMERIC INVESTORS
                                 Micro Cap Fund

                              N/I NUMERIC INVESTORS
                                   Growth Fund

                              N/I NUMERIC INVESTORS
                               Growth & Value Fund

                              N/I NUMERIC INVESTORS
                              Larger Cap Value Fund

                              N/I NUMERIC INVESTORS
                              Small Cap Value Fund

                               Semi-Annual Report
                                February 28, 1999

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                             GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
                              SMALL CAP VALUE FUND
                                ADVISER'S REPORT

March 12, 1999

Dear Fellow Shareholder:

We are pleased to report the semi-annual results for the N/I NUMERIC INVESTORS FAMILY OF FUNDS for the period ending February 28, 1999 (the funds' fiscal year ends on August 31). I hope that you are now aware that John Bogle, Jr. is no longer with Numeric Investors L.P.(R) As John did so ably in the past, I will do my utmost to keep you fully informed on developments related to our funds, and how they are faring relative to their peers.

MARKET AND ECONOMIC COMMENTARY

Since our last report (September 1998), the highly unusual market environment of the last eighteen months has continued. 1998 was the narrowest, most quality- and liquidity-sensitive market since World War II. In addition, there has been a huge run-up in Internet-related stocks which has given headaches to professional investors even as it has enriched (at least so far) individual investors who trade these stocks without consideration of valuation levels.

The excellent returns of the popular but top-heavy large-cap indices have masked the much weaker performance of smaller and midcap stocks. The chart below shows that 1998 returns strongly and uniformly favored larger companies, and that this pattern has continued through the first two months of 1999 as well.

               A VERY NARROW MARKET IN 1998 & AGAIN IN EARLY 1999
     CAPITALIZATION WEIGHTED AVERAGE RETURNS OF EACH CAPITALIZATION STRATUM

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                "1998"       "Jan & Feb"
larger 50         40%             1.3%
larger 150        24%             2.6%
mid-large 300     13%            -3.4%
mid cap 500        2%            -5.9%
smaller 2000    .003%            -8.1%

Some of the superior performance of the largest stocks is due to their superior profitability and greater ability to grow earnings. However valuation spreads between these largest companies and the rest of the market have now widened to such an extent that these large companies must continue to grow much faster than the broad economy to justify their high relative valuations. The key decision for investors today is to decide if the higher valuations of these largest companies are justified because these companies will continue to be super-competitive in the years ahead, or if too much optimism is built into their prices.

For the market as a whole, earnings expectations have been reduced since the onset of the East Asian market crisis during the fall of 1997, with smaller companies experiencing greater reductions in expectations than larger companies. With more earnings disappointments, it is appropriate that smaller stocks have underperformed larger stocks, on average. Furthermore, the profitability of larger companies (measured as return on equity) has been consistently higher than smaller companies, thus justifying prices at higher multiples of earnings or book value. Better earnings growth and higher multiples have contributed to much of the superior performance of larger stocks over smaller.

However, the recent concentration of strongest returns in the largest stocks appears to have been excessive. Mike Goldstein, Chief Investment Strategist at the brokerage firm of Sanford Bernstein, calculates that the largest 50 stocks sell at a price/earnings (p/e) multiple that is 140% of the p/e multiple of the next 1450 stocks. This premium has averaged about 108% over the prior 32 years and has never been higher except at the peak of the Nifty-Fifty fad of the early 1970's. Prior to the onset of the East Asian market crises just eighteen months ago, the largest 50 stocks had no multiple premium compared to the rest of the market.

Some of the run-up in large stock valuations has been caused by investors flocking to safety and liquidity. The price for safety took a steep jump upward last summer when the market sold off in response to the Russian debt repudiation and the meltdown of a well-publicized hedge fund. The wide spread in yields in the bond markets, between debt instruments with the highest safety and others judged to be more risky, has not contracted since last summer. The equity markets reflect a similar concern, insofar as the largest, most liquid, highest quality companies now sell at historically high premiums compared to smaller, less liquid companies.

The impact on investors of this flight to quality/liquidity is three-fold. First, in a flight to quality, any effort at finding undervalued stocks is unlikely to be rewarded, because investors are not adjusting prices to properly reflect the return opportunities of the least risky and somewhat more risky investments. Rather, investors sell all but the least risky investments and reinvest in the safest, regardless of price. This causes our stock selection models to fall short, because we assume that investors rationally compare risk and return. This assumption breaks down when safety is the only consideration, and our models have performed poorly in recent months.

The second impact of a flight to quality is that it confuses investors. The superior performance of the largest companies exaggerates the actual return opportunities of the broad market. In the chart on the page 1, note that the average return for the smaller 2500 companies of the 3000 companies in the Russell 3000 Index has been negative over the fourteen months ending February 1999. Do investors understand that mid-cap and small-cap stocks have been in a "bear" market? Investors who compare the return of their fund with the well-followed, large-cap indices such as the Dow Jones Industrials or the S&P 500 Index may conclude that they have been poorly served by their fund. In fact, several of our funds do not invest in these larger stocks, by design. Comparing our funds' returns with the returns of their proper benchmarks is essential to determine if we added value versus each fund's opportunity set.

The third impact of the flight to quality is that the investor may give up and invest in index funds at precisely the wrong time. After five straight years of superior performance of larger cap stocks, the investor might conclude that indexing is superior to active management because most active managers (who tend to be underweighted in the largest stocks) have underperformed. However, history suggests that periods of superior large cap performance have been followed by periods of better performance by smaller cap stocks, thus allowing a greater proportion of active managers to outperform their cap-weighted benchmarks. The investor who jumps to indexing now may wish he/she had maintained smaller stock exposure five years from now. Of course, past performance is no guarantee of future results.

Recently, we have seen a divergence between the small cap focus of our Micro Cap Fund and the Fund's benchmark, the Russell 2000 Growth Index. The Index is reformulated each June, and this year many stocks, including a number of Internet stocks, migrated beyond the capitalization guidelines we use to manage the Micro Cap Fund. The investment guidelines for the Micro Cap Fund place the primary emphasis on stocks with market capitalizations less than $1 billion, to preserve the microcap flavor of the fund. Today, about 35% of the capitalization of the Russell 2000 Growth Index has migrated above this level and thus is largely beyond the micro cap focus of the Fund. To the extent that the market continues to favor some of these larger capitalization stocks, the benchmark will participate in, and benefit more from, those stocks that have exceeded our capitalization guidelines. For the last several months, we have seen these "untouchable" stocks lift the benchmark return and cause the Micro Cap Fund to lose some of the ground it had gained on the benchmark in the earlier months of the reporting period.

PORTFOLIO RETURNS

The six-month return through February 28, 1999 of the N/I MICRO CAP portfolio was 31.94%, compared to its benchmark, the Russell 2000 Growth Index, an unmanaged index of smaller capitalization growth stocks, which returned 29.29%. As of December 31, 1998, the one-year and average annual return since inception, of the N/I MICRO CAP Fund was 16.27% and 24.95%, respectively, and of the benchmark was 1.23% and 2.38%.

The six-month return through February 28, 1999 of the N/I GROWTH portfolio was 24.88%, compared to its benchmark, the Russell 2500 Growth Index, an unmanaged index of smaller and medium capitalization growth stocks, which returned 28.91%. As of December 31, 1998, the one-year and average annual return since inception, of the N/I GROWTH Fund was 2.22% and 10.85%, respectively, and of the benchmark was 3.09% and 5.56%.

The six-month return through February 28, 1999 of the N/I GROWTH & VALUE portfolio was 23.34%, compared to its benchmark, the S&P MidCap 400 Index, an unmanaged index of medium capitalization growth stocks, which returned 27.65%. As of December 31, 1998, the one-year and average annual return since inception, of the N/I GROWTH & VALUE Fund was 13.88% and 22.48%, respectively, and of the benchmark was 19.11% and 22.62%.

The six-month return through February 28, 1999 of the N/I LARGER CAP VALUE portfolio was 18.42%, compared to its benchmark, the Russell 1000 Value Index, an unmanaged index of larger capitalization stocks with value characteristics, which returned 22.53%. As of December 31, 1998 the one-year and average annual return since inception, of the N/I LARGER CAP VALUE Fund was 10.78% and 10.75%, respectively, and of the benchmark was 15.63% and 14.85%.

The cumulative three-month return through February 28, 1999 of the N/I SMALL CAP VALUE portfolio since it opened on November 30, 1998 was -6.17%, compared to its benchmark, the Russell 2000 Value Index, an unmanaged index of smaller capitalization stocks with value characteristics, which returned -6.08%.

PERFORMANCE ATTRIBUTION

As discussed above, the market of the last eighteen months has been unusually narrow and quality-sensitive even while there has been a dramatic run-up in Internet-related stocks. Such highly unusual market environments are never hospitable to a quantitative process like ours, since a `quant' process is designed to add value in `normal' market environments which occur most of the time. History suggests, however, that widely mispriced and volatile markets give way to much more ordered and profitable markets eventually. Our models have indeed struggled over the recent past, and the performance comparison with our benchmarks has appeared even gloomier because of capitalization biases within the benchmarks. We look forward to a return to more normal markets.

Thank you for your continued confidence in our strategy in this especially perverse market environment. We continue to place considerable staff resources on research efforts, particularly in our Estrend(TRADE MARK) model, which we are hopeful, will result in further improvements in the months ahead. We believe that our ongoing research efforts combined with a market return to normalcy should assist us in the coming months.

In closing, I want to reassure you of our continued commitment to do what is right for our shareholders. This includes keeping expenses below industry averages, closing funds at low total asset levels thereby allowing us to move expeditiously in getting trades done, and increasing our use of the Internet for your benefit. Thank you again for your support, and please feel free to contact us with questions or comments.

Sincerely,

/S/LANGDON B. WHEELER

Langdon B. Wheeler, CFA
President
Numeric Investors L.P.(R)

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           COMMON STOCKS--91.5%
           ADVERTISING--0.3%
   5,500   TMP Worldwide Inc.*/** ................................   $   309,375
                                                                     -----------
           AEROSPACE--0.2%
  10,900   Kellstrom Industries, Inc.*/** ........................       176,444
                                                                     -----------
           AIR TRANSPORT--0.6%
  23,700   Eagle USA Airfreight, Inc.*/** ........................       684,337
                                                                     -----------
           AMUSEMENT & RECREATIONAL SERVICES--0.1%
   4,100   Polaris Industries Inc. ...............................       115,825
                                                                     -----------
           APPAREL--0.4%
  11,700   Tarrant Apparel Group*/** .............................       451,912
                                                                     -----------
           AUTOMOBILE PARTS & EQUIPMENT--0.3%
  10,800   CSK Auto Corp.* .......................................       370,575
                                                                     -----------
           AUTOMOBILE RENTALS--0.4%
  19,300   Avis Rent A Car, Inc.* ................................       442,694
                                                                     -----------
           AUTOMOBILE SALES & SERVICING--0.8%
  15,800   Group 1 Automotive, Inc.*/** ..........................       397,962
  30,700   Sonic Automotive, Inc.*/** ............................       495,037
                                                                     -----------
                                                                         892,999
                                                                     -----------
           BANKS--1.0%
  28,900   Flagstar Bancorp, Inc.** ..............................       809,200
  20,100   Republic Bancorp, Inc. ................................       276,375
                                                                     -----------
                                                                       1,085,575
                                                                     -----------
           BEVERAGES--0.1%
   2,200   Canandaigua Brands, Inc., Class A .....................       117,425
                                                                     -----------
           CHEMICALS--0.7%
  19,500   Dionex Corp.* .........................................       719,062
                                                                     -----------
           CHEMICALS - SPECIALTY--1.0%
   4,300   Cytec Industries Inc.* ................................       115,294
  15,900   MacDermid, Inc.** .....................................       596,250
  14,300   Spartech Corp.** ......................................       337,837
                                                                     -----------
                                                                       1,049,381
                                                                     -----------
           COMMERCIAL PRINTING--0.5%
   3,900   Consolidated Graphics, Inc.* ..........................       236,925
  38,300   Workflow Management, Inc.* ............................       270,494
                                                                     -----------
                                                                         507,419
                                                                     -----------
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           COMMERCIAL SERVICES--5.1%
  26,800   ADVO, Inc.* ...........................................   $   536,000
  23,800   Analytical Surveys, Inc.*/** ..........................       618,800
   3,400   Bell & Howell Co.* ....................................       112,625
  82,800   Health Management Systems, Inc.* ......................       439,875
  45,200   Hussmann International, Inc.** ........................       638,450
   4,200   Lason Inc.* ...........................................       227,587
  21,900   Plexus Corp.* .........................................       715,856
  12,800   Pre-Paid Legal Services, Inc.* ........................       368,000
  17,400   Quanta Services, Inc.*/** .............................       469,800
  39,900   RCM Technologies, Inc.* ...............................       738,150
  31,900   Seitel, Inc.* .........................................       305,044
  52,300   TeleSpectrum Worldwide, Inc.*/** ......................       434,744
                                                                     -----------
                                                                       5,604,931
                                                                     -----------
           COMPUTER COMPONENTS--3.6%
  25,800   Apex PC Solutions, Inc.*/** ...........................       632,100
  56,300   Computer Network Technology Corp.* ....................       668,562
  10,500   Cybex Computer Products Corp.* ........................       271,687
  21,700   Hutchinson Technology, Inc.*/** .......................       675,412
  63,000   InterVoice, Inc.* .....................................       685,125
   6,300   MicroTouch Systems, Inc.* .............................       110,644
  26,100   Xircom, Inc.* .........................................       887,400
                                                                     -----------
                                                                       3,930,930
                                                                     -----------
           COMPUTERS, SOFTWARE & SERVICING--11.6%
  17,000   Aspect Development, Inc.* .............................       518,500
   4,500   Avid Technology, Inc.* ................................       131,906
  36,600   Best Software, Inc.* ..................................       594,750
  20,500   Clarify, Inc.* ........................................       556,062
   3,400   Cognizant Technology Solutions Corp.*/** ..............       146,200
  14,500   Concord Communications, Inc.*/** ......................       821,062
  21,400   DSET Corp.*/** ........................................       256,800
   8,000   FactSet Research Systems, Inc. ........................       333,500
  35,200   Genesys Telecommunications Laboratories, Inc* .........       594,000
   5,500   Great Plains Software, Inc.*/** .......................       231,000
  11,000   IMRglobal Corp.* ......................................       199,375
  15,500   Jack Henry & Associates, Inc. .........................       558,000
   5,600   Kronos, Inc.* .........................................       236,950
  15,000   Macrovision Corp.*/** .................................       517,500
  12,600   Maxwell Technologies, Inc.* ...........................       323,662
  26,600   Metro Information Services, Inc.*/** ..................       591,850
   1,500   Network Solutions, Inc., Class A* .....................       272,250
     400   pcOrder.com, Inc.* ....................................        18,850
  10,500   Peregrine Systems, Inc.* ..............................       269,062
  15,100   Pervasive Software, Inc.* .............................       269,912
  26,000   Pinnacle Systems, Inc.*/** ............................       931,125

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           COMPUTERS, SOFTWARE & SERVICING--(CONTINUED)
  29,700   Pomeroy Computer Resources, Inc.* .....................   $   671,962
   5,400   QRS Corp.* ............................................       268,987
  19,400   Software AG Systems, Inc.* ............................       217,037
   5,800   Software Spectrum, Inc.* ..............................        71,775
  35,000   THQ, Inc.* ............................................       695,625
  51,133   Timberline Software Corp. .............................       760,603
   2,300   TSI International Software Ltd.* ......................       115,431
  39,400   Unigraphics Solutions, Inc.* ..........................       667,337
  14,600   Verity, Inc.* .........................................       563,925
  22,100   Zomax Optical Media, Inc.* ............................       287,991
                                                                     -----------
                                                                      12,692,989
                                                                     -----------
           CORRECTIONAL REHABILITATION--0.4%
  26,500   Cornell Corrections, Inc.* ............................       437,250
                                                                     -----------
           ELECTRICAL EQUIPMENT--0.0%
   2,500   GenRad, Inc.*/** ......................................        42,812
                                                                     -----------
           ELECTRONIC COMPONENTS--3.9%
  48,300   Aeroflex, Inc.* .......................................       649,031
  18,500   Applied Micro Circuits Corp.*/** ......................       726,125
   2,200   Cree Research, Inc.* ..................................        71,913
   5,000   CTS Corp. .............................................       244,688
  17,400   Moog, Inc., Class A* ..................................       554,625
  22,100   Park Electrochemical Corp. ............................       599,463
  27,500   Sawtek, Inc.*/** ......................................       611,875
  22,300   TranSwitch Corp.*/** ..................................       774,925
                                                                     -----------
                                                                       4,232,645
                                                                     -----------
           ELECTRONIC COMPONENTS & ACCESSORIES --3.8%
  22,350   Alpha Industries, Inc.* ...............................       455,381
   5,200   Broadcom Corp, Class A.* ..............................       312,975
  59,400   Cable Design Technologies Corp.* ......................       768,487
  12,500   DII Group, Inc. (The)* ................................       292,188
  17,900   NeoMagic Corp.*/** ....................................       194,662
   3,700   Optical Coating Laboratory, Inc. ......................       118,400
  63,100   Pioneer-Standard Electronics, Inc.** ..................       489,025
  25,000   Power Intergrations, Inc.* ............................       603,125
   6,400   QLogic Corp.* .........................................       372,000
  29,100   Stoneridge, Inc.* .....................................       492,881
   2,600   Veeco Instruments, Inc.* ..............................        99,450
                                                                     -----------
                                                                       4,198,574
                                                                     -----------
           ELECTRONICS - INSTRUMENTAL--0.8%
  35,700   Anaren Microwave, Inc.* ...............................       859,031
                                                                     -----------
           FINANCIAL SERVICES--2.1%
  20,900   Doral Financial Corp. .................................       395,794
   6,600   Metris Companies, Inc. ................................       283,800
                                                                     -----------
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           FINANCIAL SERVICES--(CONTINUED)
  17,000   NCO Group, Inc.*/** ...................................   $   531,250
  52,700   UniCapital Corp.* .....................................       306,319
  39,100   Waddell & Reed Financial, Inc., Class A ...............       738,013
                                                                     -----------
                                                                       2,255,176
                                                                     -----------
           FLORAL PRODUCTS--0.5%
  35,600   U.S.A. Floral Products, Inc.* .........................       498,400
                                                                     -----------
           FOOD & AGRICULTURE--1.0%
   7,100   Michael Foods, Inc. ...................................       131,350
   4,900   Performance Food Group Co.* ...........................       127,400
  36,600   Pilgrim's Pride Corp., Class B ........................       697,688
   5,800   Ralcorp Holdings, Inc.* ...............................       103,313
                                                                     -----------
                                                                       1,059,751
                                                                     -----------
           FOOTWEAR--0.3%
   8,000   K-Swiss, Inc., Class A ................................       387,750
                                                                     -----------
           HEALTHCARE--0.8%
  13,900   CareMatrix Corp.*/** ..................................       305,800
  34,500   RehabCare Group, Inc.* ................................       558,469
                                                                     -----------
                                                                         864,269
                                                                     -----------
           INDUSTRIAL MACHINERY--1.9%
  29,100   Astec Industries, Inc.* ...............................       800,250
  14,100   JLG Industries, Inc. ..................................       198,281
  42,400   Terex Corp.*/** .......................................     1,086,500
                                                                     -----------
                                                                       2,085,031
                                                                     -----------
           INSURANCE--2.3%
  45,600   ARM Financial Group, Inc., Class A** ..................       709,650
  38,600   Automobile Protection Corp.* ..........................       414,950
   4,300   CMAC Investment Corp.** ...............................       177,644
  13,900   Delphi Financial Group, Inc., Class A* ................       666,331
   6,800   E. W. Blanch Holdings, Inc. ...........................       377,400
   6,400   Triad Guaranty, Inc.* .................................       118,400
                                                                     -----------
                                                                       2,464,375
                                                                     -----------
           INSURANCE - LIFE--0.2%
  14,500   American Medical Security Group, Inc. .................       210,250
                                                                     -----------
           INSURANCE - PROPERTY & CASUALTY--1.6%
  24,200   Chartwell Re Corp. ....................................       523,325
  10,600   FPIC Insurance Group, Inc.* ...........................       459,775
  21,600   LandAmerica Financial Group, Inc.** ...................       776,250
                                                                     -----------
                                                                       1,759,350
                                                                     -----------
           INSURANCE - TITLE INSURANCE--0.7%
  36,320   Fidelity National Financial, Inc. .....................       726,400
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           LEISURE & ENTERTAINMENT--1.7%
  96,700   Acclaim Entertainment, Inc.*/** .......................   $   755,469
  11,100   Activision, Inc.*/** ..................................       120,713
  30,400   Racing Champions Corp.* ...............................       387,600
  71,600   WMS Industries, Inc.* .................................       563,850
                                                                     -----------
                                                                       1,827,632
                                                                     -----------
           MACHINERY--0.8%
  16,700   Manitowoc Co., Inc. (The) .............................       615,813
  12,200   United Dominion Industries Ltd.** .....................       235,613
                                                                     -----------
                                                                         851,426
                                                                     -----------
           MANUFACTURING--0.9%
  30,000   MotivePower Industries, Inc.* .........................       826,875
   5,400   Tredegar Industries, Inc. .............................       138,038
                                                                     -----------
                                                                         964,913
                                                                     -----------
           MEDICAL INSTRUMENTS & SUPPLIES--3.6%
  15,800   Empi, Inc.* ...........................................       383,150
  17,900   ICU Medical, Inc.* ....................................       375,900
  13,800   Maxxim Medical, Inc.* .................................       313,950
  39,200   Ocular Sciences, Inc.* ................................       960,400
  27,000   OEC Medical Systems, Inc.* ............................       673,313
  13,700   Perclose, Inc.* .......................................       578,825
  22,200   ResMed, Inc.*/** ......................................       688,200
                                                                     -----------
                                                                       3,973,738
                                                                     -----------
           MEDICAL & MEDICAL SERVICES--2.5%
  16,000   Fuisz Technologies Ltd.*/** ...........................       116,000
  23,000   Hanger Orthopedic Group, Inc.* ........................       349,313
  33,800   Hooper Holmes, Inc. ...................................       507,000
  23,100   InfoCure Corp.*/** ....................................       628,031
  17,900   Osteotech, Inc.* ......................................       968,838
  14,800   Veterinary Centers of America, Inc.* ..................       222,000
                                                                     -----------
                                                                       2,791,182
                                                                     -----------
           METAL FABRICATING--0.6%
  33,800   Amcast Industrial Corp. ...............................       640,088
                                                                     -----------
           MOTOR HOMES--0.5%
  25,600   National R.V. Holdings, Inc.*/** ......................       564,800
                                                                     -----------
           OFFICE & BUSINESS EQUIPMENT--0.3%
  21,000   United Stationers, Inc.* ..............................       384,563
                                                                     -----------
           OFFICE PRODUCTS--0.1%
   7,900   Global Imaging Systems, Inc.* .........................       145,656
                                                                     -----------
           OIL DOMESTIC--0.1%
   7,500   Houston Exploration Co., (The)* .......................       115,781
                                                                     -----------
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           OIL & GAS FIELD EXPLORATION--0.0%
   7,200   Forest Oil Corp.* .....................................   $    45,900
                                                                     -----------
           OIL & GAS TRANSPORT--0.2%
  21,000   Offshore Logistics, Inc.* .............................       183,094
                                                                     -----------
           PHARMACEUTICALS--2.5%
  20,900   Advance Paradigm, Inc.*/** ............................       753,706
   9,300   Alpharma, Inc., Class A ...............................       352,238
  22,100   King Pharmaceuticals, Inc.* ...........................       533,163
   9,100   Liposome Co., Inc. (The)* .............................       124,556
  14,700   Medco Research, Inc.* .................................       337,181
   9,300   Medicis Pharmaceutical Corp., Class A* ................       351,075
  13,600   Roberts Pharmaceutical Corp.* .........................       307,700
                                                                     -----------
                                                                       2,759,619
                                                                     -----------
           PUBLISHING--0.1%
   4,600   Big Flower Holdings, Inc.* ............................       110,975
                                                                     -----------
           RESEARCH--0.3%
  14,200   Kendle International, Inc.*/** ........................       342,575
                                                                     -----------
           RESIDENTIAL CONSTRUCTION--1.1%
  37,100   Beazer Homes USA, Inc.*/** ............................       806,925
  10,300   NVR, Inc.*/** .........................................       442,900
                                                                     -----------
                                                                       1,249,825
                                                                     -----------
           RESTAURANTS--1.1%
  16,400   Foodmaker, Inc.* ......................................       377,200
  93,800   Taco Cabana, Inc., Class A* ...........................       814,888
                                                                     -----------
                                                                       1,192,088
                                                                     -----------
           RETAIL - DRUG STORES--0.3%
  11,200   Duane Reade, Inc.*/** .................................       338,800
                                                                     -----------
           RETAIL - JEWELRY STORES--1.0%
  71,300   Friedman's, Inc., Class A* ............................       748,650
   9,200   Zale Corp.* ...........................................       304,750
                                                                     -----------
                                                                       1,053,400
                                                                     -----------
           RETAIL - SPECIALTY--4.7%
   9,300   Ames Department Stores, Inc.* .........................       279,000
  42,600   Brookstone, Inc.* .....................................       532,500
  33,900   Central Garden & Pet Co.*/** ..........................       576,300
  27,700   Cutter & Buck, Inc.* ..................................       820,613
  68,800   Media Arts Group, Inc.*/** ............................       937,400
  75,700   Musicland Stores Corp.*/** ............................       894,206
  40,150   Trans World Entertainment Corp.* ......................       554,572
  37,800   White Cap Industries, Inc.* ...........................       557,550
                                                                     -----------
                                                                       5,152,141
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           RETAIL - SPECIALTY APPAREL--3.8%
   9,050   American Eagle Outfitters, Inc.*/** ...................   $   622,753
   5,600   AnnTaylor Stores Corp.* ...............................       211,750
   7,500   bebe stores, inc.*/** .................................       233,438
   4,700   Buckle, Inc. (The)* ...................................       114,856
  13,700   Cato Corp. (The), Class A .............................       130,150
   9,000   Chico's Fas, Inc.* ....................................       221,625
  31,300   Children's Place Retail Stores, Inc. (The)* ...........       899,875
  14,200   Fossil, Inc.* .........................................       447,300
   8,300   Intimate Brands, Inc.** ...............................       326,294
  19,900   Pacific Sunwear of California, Inc.* ..................       567,150
   6,600   Quicksilver, Inc.* ....................................       223,987
   3,100   Wet Seal, Inc. (The), Class A* ........................       120,319
                                                                     -----------
                                                                       4,119,497
                                                                     -----------
           SCHOOLS--0.5%
  21,200   Education Management Corp.* ...........................       569,750
                                                                     -----------
           SERVICES - EMPLOYMENT AGENCIES--0.6%
  35,500   Data Processing Resources Corp.*/** ...................       674,500
                                                                     -----------
           SERVICES - ENGINEERING SERVICES--0.5%
  27,800   URS Corp.* ............................................       545,575
                                                                     -----------
           SERVICES - MANAGEMENT CONSULTING--2.0%
   6,800   First Consulting Group, Inc.* .........................        96,050
  19,700   MAXIMUS, Inc.*/** .....................................       550,369
   2,500   Metzler Group, Inc. (The)* ............................       106,250
  41,300   Orthodontic Centers of America, Inc.* .................       619,500
  25,800   Professional Detailing, Inc.*/** ......................       803,025
                                                                     -----------
                                                                       2,175,194
                                                                     -----------
           SERVICES - NURSING & PERSONAL CARE
           FACILITIES--0.3%
  38,700   Capital Senior Living Corp.* ..........................       365,231
                                                                     -----------
           SERVICES - SYSTEMS CONSULTING--0.4%
   8,000   Complete Business Solutions, Inc.* ....................       226,000
  12,200   Cotelligent, Inc.* ....................................       161,650
   1,800   Intraware, Inc.* ......................................        33,975
                                                                     -----------
                                                                         421,625
                                                                     -----------
           SURGICAL & MEDICAL INSTRUMENTS--0.8%
  22,950   Xomed Surgical Products, Inc.* ........................       834,806
                                                                     -----------
           TELECOMMUNICATIONS EQUIPMENT--5.6%
  18,100   Carrier Access Corp.*/** ..............................       714,950
  56,900   CellStar Corp.*/** ....................................       647,238
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           TELECOMMUNICATIONS EQUIPMENT--(CONTINUED)
   6,900   CommScope, Inc.* ......................................   $   128,081
  46,000   DSP Communications, Inc.*/** ..........................       690,000
  46,600   Melita International Corp.*/** ........................       876,663
  51,800   Microwave Power Devices, Inc.*/** .....................       518,000
  63,300   Periphonics Corp.*/** .................................       664,650
   3,700   Pinnacle Holdings, Inc.* ..............................        52,494
  40,000   Polycom, Inc.* ........................................       810,000
  10,800   RF Micro Devices, Inc.* ...............................       831,600
  11,500   Teltrend, Inc.* .......................................       219,219
                                                                     -----------
                                                                       6,152,895
                                                                     -----------
           TOYS--0.7%
  48,800   JAKKS Pacific, Inc.* ..................................       814,350
                                                                     -----------
           TRANSPORTATION--1.7%
  16,500   American Freightways Corp.* ...........................       257,297
  10,500   Landstar Systems, Inc.* ...............................       396,047
  19,300   USFreightways Corp.** .................................       615,188
  28,800   Varlen Corp. ..........................................       604,800
                                                                     -----------
                                                                       1,873,332
                                                                     -----------
           UTILITIES--0.4%
  13,200   Calpine Corp.* ........................................       432,300
                                                                     -----------
           VISIONCARE--0.8%
  31,000   Laser Vision Centers, Inc.* ...........................       864,125
                                                                     -----------
           WASTE MANAGEMENT--0.7%
   4,900   Casella Waste Systems, Inc., Class A*/** ..............       102,900
  27,100   U.S. Liquids, Inc.* ...................................       614,831
                                                                     -----------
                                                                         717,731
                                                                     -----------
           WHOLESALE - DRUG DISTRIBUTION--1.5%
  37,100   D & K Healthcare Resources, Inc.* .....................       844,025
  20,500   Priority Healthcare Corp., Class B* ...................       798,219
                                                                     -----------
                                                                       1,642,244
                                                                     -----------
           WHOLESALE - GROCERIES & GENERAL LINE--0.5%
  22,800   United Natural Foods, Inc.* ...........................       572,850
                                                                     -----------
           WHOLESALE - SPECIALTY EQUIPMENT--1.3%
  60,600   CHS Electronics, Inc.* ................................       424,200
  17,100   Insight Enterprises, Inc.* ............................       397,575
  61,000   Savoir Technology Group, Inc.*/** .....................       610,000
                                                                     -----------
                                                                       1,431,775
                                                                     -----------
           Total Common Stocks
             (Cost $99,228,016) ..................................   100,128,913
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
   PRINCIPAL                                                            VALUE
AMOUNT (000's)                                                         (NOTE 1)
--------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT--6.0%
           REPURCHASE AGREEMENT--6.0%
  $6,592   Bear, Stearns & Co., Inc.
             (Agreement dated 02/26/99 to be
             repurchased at $6,594,802)
             4.77%, 03/01/99
             (Cost $6,592,182) (Note 6) ..........................   $ 6,592,182
                                                                     -----------
           Total Investments -- 97.5%
             (Cost $105,820,198) .................................   106,721,095
                                                                     -----------
           Other Assets in Excess
             of Liabilities -- 2.5% ..............................     2,743,412
                                                                    ------------
           Net Assets -- 100.0% ..................................  $109,464,507
                                                                    ============

----------
 * Non-income producing.
** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           COMMON STOCKS--96.5%
           Advertising--0.6%
   8,100   TMP Worldwide Inc.*/** ................................   $   455,625
                                                                     -----------
           AEROSPACE--1.3%
   5,800   B.F. Goodrich Co. (The)** .............................       197,925
  17,600   Cordant Technologies Inc. .............................       685,300
   9,400   Kellstrom Industries, Inc.*/** ........................       152,162
                                                                     -----------
                                                                       1,035,387
                                                                     -----------
           AIR TRANSPORT--0.5%
  12,800   Eagle USA Airfreight, Inc.*/** ........................       369,600
                                                                     -----------
           AMUSEMENT & RECREATIONAL SERVICES--0.1%
   1,400   Polaris Industries Inc. ...............................        39,550
                                                                     -----------
           APPAREL--1.9%
   9,900   Tarrant Apparel Group*/** .............................       382,387
  10,400   Tommy Hilfiger Corp.* .................................       718,250
  18,000   Warnaco Group, Inc. (The), Class A ....................       405,000
                                                                     -----------
                                                                       1,505,637
                                                                     -----------
           AUTOMOBILE PARTS & EQUIPMENT--0.3%
   6,100   CSK Auto Corp.* .......................................       209,306
                                                                     -----------
           AUTOMOBILE RENTALS--0.1%
   3,400   Avis Rent A Car, Inc.* ................................        77,988
                                                                     -----------
           AUTOMOBILE SALES & SERVICING--0.3%
  14,600   Sonic Automotive, Inc.* ...............................       235,425
                                                                     -----------
           BEVERAGES--0.1%
   3,100   Robert Mondavi Corp., Class A*/** .....................      106,562
                                                                     -----------
           CHEMICALS - SPECIALTY--1.0%
   6,900   Cytec Industries Inc.* ................................       185,006
   9,100   MacDermid, Inc.** .....................................       341,250
  19,000   W.R. Grace & Co.* .....................................       255,312
                                                                     -----------
                                                                         781,568
                                                                     -----------
           COMMERCIAL PRINTING--1.0%
  15,500   Valassis Communications, Inc.* ........................       744,000
                                                                     -----------
           COMMERCIAL SERVICES--3.9%
   6,200   ADVO, Inc.* ...........................................       124,000
   3,400   American Management Systems, Inc.* ....................       113,475
   1,700   Analytical Surveys, Inc.*/** ..........................        44,200
   2,400   Bell & Howell Co.* ....................................        79,500
  11,100   CSG Systems International, Inc.* ......................       790,875
  28,700   Hussmann International, Inc.** ........................       405,387
   3,700   Lason Inc.* ...........................................       200,494
  11,900   Plexus Corp.* .........................................       388,981
                                                                     -----------
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           COMMERCIAL SERVICES--(CONTINUED)
   6,700   Pre-Paid Legal Services, Inc.* ........................   $   192,625
   8,800   Quanta Services, Inc.*/** .............................       237,600
   8,900   RCM Technologies, Inc.* ...............................       164,650
  33,400   Seitel, Inc.* .........................................       319,387
                                                                     -----------
                                                                       3,061,174
                                                                     -----------
           COMPUTER COMPONENTS--3.0%
  16,100   Apex PC Solutions, Inc.* ..............................       394,450
  13,000   Computer Network Technology Corp.* ....................       154,375
  17,600   Hutchinson Technology, Inc.*/** .......................       547,800
  45,600   InterVoice, Inc.* .....................................       495,900
  20,600   Xircom, Inc.* .........................................       700,400
                                                                     -----------
                                                                       2,292,925
                                                                     -----------
           COMPUTER & OFFICE EQUIPMENT--0.9%
   2,400   CDW Computer Centers, Inc.* ...........................       167,100
   5,000   Lexmark International Group, Inc., Class A* ...........       515,937
                                                                     -----------
                                                                         683,037
                                                                     -----------
           COMPUTERS, SOFTWARE & SERVICING--13.2%
   5,100   Adobe Systems Inc. ....................................       205,275
     300   Advantage Learning Systems, Inc.* .....................        22,575
   2,200   Apple Computer, Inc.*/** ..............................        76,587
   7,900   Aspect Development, Inc.* .............................       240,950
  10,400   BroadVision, Inc.* ....................................       466,700
  10,500   Citrix Systems, Inc.* .................................       809,812
  14,200   Clarify, Inc.* ........................................       385,175
   2,300   CMGI, Inc.* ...........................................       282,037
   3,600   Computer Task Group, Inc. .............................        72,900
   8,000   Concord Communications, Inc.*/** ......................       453,000
  17,800   Diebold, Inc. .........................................       519,537
   4,000   DSET Corp.* ...........................................        48,000
   3,450   FactSet Research Systems, Inc. ........................       143,822
  33,200   Genesys Telecommuncations Laboratories, Inc.* .........       560,250
   1,100   Great Plains Software, Inc.*/** .......................        46,200
  10,700   Jack Henry & Associates, Inc. .........................       385,200
  13,900   Legato Systems, Inc.* .................................       684,575
   7,500   Macromedia, Inc.* .....................................       229,219
   9,100   Maxwell Technologies, Inc.* ...........................       233,756
   8,400   Mercury Interactive Corp.*/** .........................       544,425
   1,200   Network Solutions, Inc., Class A* .....................       217,800
   5,100   New Era of Networks, Inc.*/** .........................       318,112
     300   pcOrder.com, Inc.* ....................................        14,137
  10,800   Peregrine Systems, Inc.* ..............................       276,750
  13,300   Pinnacle Systems, Inc.*/** ............................       476,306

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           COMPUTERS, SOFTWARE & SERVICING--(CONTINUED)
   2,900   Pixar, Inc.*/** .......................................   $   119,262
  16,200   Pomeroy Computer Resources, Inc.* .....................       366,525
   8,300   Rational Software Corp.* ..............................       246,406
   1,300   SCM Microsystems, Inc.* ...............................       107,900
   6,100   Siebel Systems, Inc.* .................................       268,400
  18,300   Software AG Systems, Inc.* ............................       204,731
   3,400   Sterling Software, Inc.* ..............................        86,700
  30,250   THQ, Inc.* ............................................       601,219
  11,500   Verity, Inc.* .........................................       444,187
  11,600   Zomax Optical Media, Inc.* ............................       151,162
                                                                     -----------
                                                                      10,309,592
                                                                     -----------
           CONSTRUCTION--0.8%
  12,700   Centex Construction Products, Inc. ....................       453,231
   4,600   NVR, Inc.*/** .........................................       197,800
                                                                     -----------
                                                                         651,031
                                                                     -----------
           ELECTRICAL EQUIPMENT--1.0%
  10,600   American Power Conversion Corp.* ......................       380,275
  14,750   General Cable Corp. ...................................       277,484
   7,000   GenRad, Inc.*/** ......................................       119,875
                                                                     -----------
                                                                         777,634
                                                                     -----------
           ELECTRONIC COMPONENTS--4.3%
  24,400   Adaptec, Inc.* ........................................       486,475
  25,400   Aeroflex, Inc.* .......................................       341,312
  15,800   Applied Micro Circuits Corp.*/** ......................       620,150
   1,400   Micrel, Inc.* .........................................        63,000
  13,100   Sanmina Corp.* ........................................       684,475
  17,500   Sawtek, Inc.* .........................................       389,375
  20,800   TranSwitch Corp.*/** ..................................       722,800
   1,200   Xilinx, Inc.* .........................................        83,700
                                                                     -----------
                                                                       3,391,287
                                                                     -----------
           ELECTRONIC COMPONENTS & ACCESSORIES--4.0%
   3,000   Alpha Industries, Inc.* ...............................        61,125
   5,800   Broadcom Corp., Class A* ..............................       349,087
  30,800   Cable Design Technologies Corp.* ......................       398,475
   3,500   DII Group, Inc. (The)* ................................        81,812
  13,200   Electronics for Imaging, Inc.* ........................       461,175
  21,200   Jabil Circuit, Inc.* ..................................       691,650
  13,900   NeoMagic Corp.*/** ....................................       151,162
  18,400   Power Intergrations, Inc.* ............................       443,900
   4,800   QLogic Corp.* .........................................       279,000
   5,300   Veeco Instruments, Inc.* ..............................       202,725
                                                                     -----------
                                                                       3,120,111
                                                                     -----------
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           ENGINES--0.6%
   9,700   Briggs & Stratton Corp. ...............................   $   473,481
                                                                     -----------
           FINANCIAL SERVICES--2.2%
   4,600   Doral Financial Corp. .................................        87,113
   5,100   Federated Investors, Inc., Class B ....................        97,856
  17,639   HUBCO, Inc. ...........................................       578,780
     100   Investment Technology Group, Inc.*/** .................         4,094
   5,300   Metris Companies, Inc. ................................       227,900
  11,800   NCO Group, Inc.* ......................................       368,750
  18,800   Waddell & Reed Financial, Inc., Class A ...............       354,850
                                                                     -----------
                                                                       1,719,343
                                                                     -----------
           FLORAL PRODUCTS--0.2%
   9,000   U.S.A. Floral Products, Inc.* .........................       126,000
                                                                     -----------
           FOOD & AGRICULTURE--2.6%
   8,100   Fleming Companies, Inc. ...............................        59,738
   5,700   Flowers Industries, Inc. ..............................       138,938
  15,500   Fresh Del Monte Produce, Inc.* ........................       285,781
  19,200   International Home Foods, Inc.* .......................       300,000
   8,000   Keebler Foods Co.* ....................................       312,000
  11,700   Pilgrim's Pride Corp., Class B ........................       223,031
   6,800   Smithfield Foods, Inc.* ...............................       178,713
  13,200   Suiza Foods Corp.*/** .................................       488,400
                                                                     -----------
                                                                       1,986,601
                                                                     -----------
           HEALTHCARE--0.3%
   3,500   PacifiCare Health Systems, Inc., Class B* .............       252,875
                                                                     -----------
           HOUSEHOLD PRODUCTS--0.4%
   7,900   Blyth Industries, Inc.* ...............................       213,300
   4,100   Libbey, Inc.** ........................................       122,231
                                                                     -----------
                                                                         335,531
                                                                     -----------
           INDUSTRIAL MACHINERY--1.7%
  20,200   Astec Industries, Inc.* ...............................       555,500
   6,800   JLG Industries, Inc. ..................................        95,625
  25,000   Terex Corp.*/** .......................................       640,625
                                                                     -----------
                                                                       1,291,750
                                                                     -----------
           INSURANCE--1.5%
   9,800   ARM Financial Group, Inc., Class A** ..................       152,512
   2,900   CMAC Investment Corp.** ...............................       119,806
  23,900   Conseco, Inc. .........................................       715,506
   3,210   Delphi Financial Group, Inc., Class A* ................       153,879
                                                                     -----------
                                                                       1,141,703
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           INSURANCE - PROPERTY & CASUALTY--0.5%
  10,500   LandAmerica Financial Group, Inc.** ...................   $   377,344
                                                                     -----------
           INSURANCE - TITLE INSURANCE--0.9%
   5,500   Chicago Title Corp. ...................................       192,844
  26,334   Fidelity National Financial, Inc. .....................       526,680
                                                                     -----------
                                                                         719,524
                                                                     -----------
           INTEGRATED CIRCUITS--0.1%
   1,900   Vitesse Semiconductor Corp.* ..........................        87,281
                                                                     -----------
           LEISURE & ENTERTAINMENT--1.7%
  79,400   Acclaim Entertainment, Inc.* ..........................       620,313
   5,200   Adelphia Communications Corp., Class A* ...............       293,150
  13,700   Hollywood Entertainment Corp.* ........................       375,894
                                                                     -----------
                                                                       1,289,357
                                                                     -----------
           MACHINERY--0.8%
  10,900   Manitowoc Co., Inc. (The) .............................       401,938
   4,200   McDermott International, Inc. .........................        83,738
   1,800   Sundstrand Corp. ......................................       121,837
                                                                     -----------
                                                                         607,513
                                                                     -----------
           MANUFACTURING--1.3%
  16,600   MotivePower Industries, Inc.* .........................       457,538
   7,300   Tredegar Industries, Inc. .............................       186,606
   9,800   YORK International Corp. ..............................       355,250
                                                                     -----------
                                                                         999,394
                                                                     -----------
           MEDICAL INSTRUMENTS & SUPPLIES--3.8%
  22,900   Ocular Sciences, Inc.* ................................       561,050
   3,200   Patterson Dental Co.* .................................       129,600
   4,600   Perclose, Inc.* .......................................       194,350
  15,800   ResMed, Inc.* .........................................       489,800
  16,500   STERIS Corp.*/** ......................................       542,438
  11,600   Waters Corp.* .........................................     1,079,525
                                                                     -----------
                                                                       2,996,763
                                                                     -----------
           MEDICAL & MEDICAL SERVICES--2.0%
   1,400   Andrx Corp.*/** .......................................        95,025
   2,900   Eclipsys Corp.* .......................................        89,356
   6,800   Hooper Holmes, Inc. ...................................       102,000
   2,500   Lincare Holdings, Inc.*/** ............................        89,063
   5,400   MedQuist, Inc.* .......................................       184,613
  13,200   Osteotech, Inc.* ......................................       714,450
   4,000   Shared Medical Systems Corp.** ........................       204,000
   8,795   Total Renal Care Holdings, Inc.* ......................        78,056
                                                                     -----------
                                                                       1,556,563
                                                                     -----------
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           MOTOR HOMES--0.5%
  18,050   National R.V. Holdings, Inc.* .........................   $   398,228
                                                                     -----------
           NEWSPAPER PUBLISHING & PRINTING--0.2%
  11,000   Hollinger International Inc.** ........................       136,125
                                                                     -----------
           OFFICE & BUSINESS EQUIPMENT--0.6%
   3,500   HON INDUSTRIES Inc. ...................................        83,125
  19,400   United Stationers, Inc.* ..............................       355,263
                                                                     -----------
                                                                         438,388
                                                                     -----------
           PHARMACEUTICALS--5.2%
  14,500   Advance Paradigm, Inc.* ...............................       522,906
   6,200   Alpharma, Inc., Class A ...............................       234,825
  13,500   Biogen, Inc.* .........................................     1,297,688
   5,100   Cephalon, Inc.* .......................................        39,206
   8,300   King Pharmaceuticals, Inc.* ...........................       200,238
   9,600   Liposome Co., Inc. (The)* .............................       131,400
  18,100   Medicis Pharmaceutical Corp., Class A* ................       683,275
  12,000   MedImmune, Inc.*/** ...................................       660,000
  13,900   Roberts Pharmaceutical Corp.* .........................       314,488
                                                                     -----------
                                                                       4,084,026
                                                                     -----------
           PLASTICS--0.6%
  28,300   Tupperware Corp. ......................................       495,250
                                                                     -----------
           REAL ESTATE--0.8%
  43,800   Catellus Development Corp.* ...........................       632,363
                                                                     -----------
           RESIDENTIAL CONSTRUCTION--0.6%
  25,700   D.R. Horton, Inc. .....................................       409,594
   7,200   Standard Pacific Corp. ................................        89,100
                                                                     -----------
                                                                         498,694
                                                                     -----------
           RESTAURANTS--0.8%
  27,600   Foodmaker, Inc.* ......................................       634,800
                                                                     -----------
           RETAIL - JEWELRY STORES--0.8%
  18,800   Zale Corp.* ...........................................       622,750
                                                                     -----------
           RETAIL - SHOE STORES--0.2%
   2,100   Payless ShoeSource, Inc.* .............................       115,238
                                                                     -----------
           RETAIL - SPECIALTY--4.0%
   2,100   Action Performance Companies, Inc.* ...................        75,338
   9,200   Ames Department Stores, Inc.* .........................       276,000
   9,400   Best Buy Co., Inc.* ...................................       871,850
  13,800   Central Garden & Pet Co.*/** ..........................       234,600
   9,100   Department 56, Inc.* ..................................       302,006
   6,700   Linens 'n Things, Inc.* ...............................       241,200
  10,600   Media Arts Group, Inc.*/** ............................       144,425

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           RETAIL - SPECIALTY--(CONTINUED)
  42,400   Musicland Stores Corp.*/** ............................   $   500,850
  33,600   Trans World Entertainment Corp.* ......................       464,100
                                                                     -----------
                                                                       3,110,369
                                                                     -----------
           RETAIL - SPECIALTY APPAREL--7.0%
  11,900   Abercrombie & Fitch Co., Class A* .....................       904,400
  12,600   American Eagle Outfitters, Inc.*/** ...................       867,038
   9,600   AnnTaylor Stores Corp.* ...............................       363,000
   5,200   Buckle, Inc. (The)* ...................................       127,075
  10,800   Chico's Fas, Inc.* ....................................       265,950
  15,800   Children's Place Retail Stores, Inc. (The)* ...........       454,250
  11,700   Fossil, Inc.* .........................................       368,550
  13,400   Intimate Brands, Inc.** ...............................       526,788
   3,100   Men's Wearhouse, Inc. (The)* ..........................        91,063
   8,100   Pacific Sunwear of California, Inc.* ..................       230,850
   2,400   Quicksilver, Inc.* ....................................        81,450
  15,800   Ross Stores, Inc. .....................................       722,850
   8,700   TJX Companies, Inc. (The) .............................       248,494
   5,200   Wet Seal, Inc. (The), Class A* ........................       201,825
                                                                     -----------
                                                                       5,453,583
                                                                     -----------
           SCHOOLS--0.3%
   6,100   Education Management Corp.* ...........................       163,938
   1,600   Sylvan Learning Systems, Inc.*/** .....................        53,200
                                                                     -----------
                                                                         217,138
                                                                     -----------
           SERVICES - COMPUTER INTEGRATED
             SYSTEMS DESIGN--1.2%
  13,600   Comverse Technology, Inc.* ............................       975,800
                                                                     -----------
           SERVICES - EMPLOYMENT AGENCIES--0.4%
   8,300   Data Processing Resources Corp.* ......................       157,700
   3,125   Labor Ready, Inc.* ....................................        88,086
   5,900   Modis Professional Services, Inc.* ....................        80,756
                                                                     -----------
                                                                         326,542
                                                                     -----------
           SERVICES - EQUIPMENT RENTAL & LEASING--0.3%
   7,300   United Rentals (North America), Inc.* .................       234,969
                                                                     -----------
           SERVICES - MANAGEMENT CONSULTING--0.8%
   2,500   MAXIMUS, Inc.*/** .....................................        69,844
   3,600   Metzler Group, Inc. (The)* ............................       153,000
  24,500   Orthodontic Centers of America, Inc.* .................       367,500
                                                                     -----------
                                                                         590,344
                                                                     -----------
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           SERVICES - SYSTEMS CONSULTING--1.5%
   4,000   CIBER, Inc.*/** .......................................   $   100,500
   7,800   Complete Business Solutions, Inc.* ....................       220,350
   1,300   Intraware, Inc.* ......................................        24,537
  21,300   Mastech Corp.* ........................................       531,169
   9,800   USWeb Corp.* ..........................................       330,137
                                                                     -----------
                                                                       1,206,693
                                                                     -----------
           STEEL--0.1%
  12,600   Oregon Steel Mills, Inc. ..............................       120,488
                                                                     -----------
           SURGICAL & MEDICAL INSTRUMENTS--1.6%
  11,800   VISX, Inc.* ...........................................       728,650
  15,050   Xomed Surgical Products, Inc.* ........................       547,444
                                                                     -----------
                                                                       1,276,094
                                                                     -----------
           TELECOMMUNICATIONS EQUIPMENT--4.8%
   2,500   Aware, Inc.* ..........................................        86,563
  12,800   Carrier Access Corp.*/** ..............................       505,600
  24,400   CellStar Corp.*/** ....................................       277,550
   9,500   CommScope, Inc.* ......................................       176,344
  21,100   DSP Communications, Inc.*/** ..........................       316,500
   7,300   GeoTel Communications Corp.* ..........................       314,356
   6,600   Melita International Corp.* ...........................       124,163
   2,800   Metromedia Fiber Network, Inc.* .......................       121,800
   2,600   Pinnacle Holdings, Inc.* ..............................        36,888
  27,000   Polycom, Inc.* ........................................       546,750
   1,100   QUALCOMM, Inc.* .......................................        80,300
   8,300   RF Micro Devices, Inc.* ...............................       639,100
   6,300   Tellabs, Inc.* ........................................       504,394
                                                                     -----------
                                                                       3,730,308
                                                                     -----------
           TEXTILES--0.2%
   7,200   Pillowtex Corp. .......................................       174,600
                                                                     -----------
           TOBACCO--0.6%
  16,100   Universal Corp.-VA ....................................       437,719
                                                                     -----------
           TRANSPORTATION--1.7%
  15,500   GATX Corp. ............................................       535,719
   6,100   Swift Transportation Co., Inc.* .......................       182,619
  14,400   USFreightways Corp.** .................................       459,000
   6,600   Varlen Corp. ..........................................       138,600
                                                                     -----------
                                                                       1,315,938
                                                                     -----------
           UTILITIES--0.1%
   2,700   Calpine Corp.* ........................................        88,425
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                                (NOTE 1)
--------------------------------------------------------------------------------
           VISIONCARE--0.8%
  22,800   Laser Vision Centers, Inc.* ..........................   $   635,550
                                                                    -----------
           WHOLESALE - DRUG DISTRIBUTION--1.3%
   3,700   AmeriSource Health Corp., Class A* ...................       276,113
  28,900   Bergen Brunswig Corp., Class A .......................       706,244
   1,000   Priority Healthcare Corp., Class B* ..................        38,844
                                                                    -----------
                                                                      1,021,201
                                                                    -----------
           WHOLESALE - SPECIALTY EQUIPMENT--0.6%
  45,800   CHS Electronics, Inc.* ...............................       320,600
   7,950   Insight Enterprises, Inc.* ...........................       184,837
                                                                    -----------
                                                                        505,437
                                                                    -----------
           Total Common Stocks
             (Cost $73,343,026) .................................    75,285,522
                                                                    -----------
-------------------------------------------------------------------------------
  PRINCIPAL                                                             VALUE
AMOUNT (000's)                                                         (NOTE 1)
--------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT--3.5%
           REPURCHASE AGREEMENT--3.5%
  $2,734   Bear, Stearns & Co., Inc.
             (Agreement dated 02/26/99 to be
             repurchased at $2,734,638)
             4.77%, 03/01/99
             (Cost $2,733,551) (Note 6) .........................   $ 2,733,551
                                                                    -----------
           Total Investments -- 100.0%
             (Cost $76,076,577) .................................    78,019,073
                                                                    -----------
           Liabilities in Excess of
             Other Assets -- 0.0% ...............................        (5,498)
                                                                    -----------
           Net Assets -- 100.0% .................................   $78,013,575
                                                                    ===========
----------
  * Non-income producing.
 ** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                               GROWTH & VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           COMMON STOCKS--97.9%
           Advertising--1.0%
  13,600   TMP Worldwide Inc.*/** ................................   $   765,000
                                                                     -----------
           AEROSPACE--2.0%
  10,200   B.F. Goodrich Co. (The)** .............................       348,075
  22,600   Cordant Technologies Inc. .............................       879,987
  18,000   Howmet International Inc.* ............................       290,250
                                                                     -----------
                                                                       1,518,312
                                                                     -----------
           AGRICULTURAL SERVICES--0.6%
  23,600   IMC Global Inc. .......................................       470,525
                                                                     -----------
           AIR TRANSPORT--0.2%
   4,100   Airborne Freight Corp.** ..............................       159,900
                                                                     -----------
           AIRLINES--0.5%
   7,400   Alaska Air Group, Inc.* ...............................       375,087
                                                                     -----------
           APPAREL--1.5%
  12,200   Tommy Hilfiger Corp.* .................................       842,562
  14,800   Warnaco Group, Inc. (The), Class A ....................       333,000
                                                                     -----------
                                                                       1,175,562
                                                                     -----------
           AUTOMOBILE MANUFACTURING--0.3%
   6,100   PACCAR Inc. ...........................................       255,437
                                                                     -----------
           AUTOMOBILE PARTS & EQUIPMENT--1.8%
   6,000   Borg-Warner Automotive, Inc.** ........................       261,375
   2,100   Federal-Mogul Corp.** .................................       103,294
  47,400   Meritor Automotive, Inc. ..............................       752,475
   6,600   TRW Inc. ..............................................       311,850
                                                                     -----------
                                                                       1,428,994
                                                                     -----------
           BANKS--1.5%
  28,000   Hibernia Corp., Class A ...............................       453,250
  10,600   North Fork Bancorporation, Inc. .......................       233,200
  13,100   TCF Financial Corp.** .................................       315,219
   6,400   UnionBanCal Corp.** ...................................       201,200
                                                                     -----------
                                                                       1,202,869
                                                                     -----------
           BROKERAGE--1.4%
   5,000   Knight/Trimark Group, Inc., Class A*/** ...............       173,750
  15,400   Lehman Brothers Holdings Inc. .........................       816,200
   3,500   Paine Webber Group Inc. ...............................       130,813
                                                                     -----------
                                                                       1,120,763
                                                                     -----------
           BUILDING SUPPLIES--1.7%
   6,600   Armstrong World Industries, Inc. ......................       324,637
   5,600   Carlisle Companies, Inc. ..............................       231,700

--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           BUILDING SUPPLIES--(CONTINUED)
   6,000   Louisiana-Pacific Corp. ...............................   $   110,250
  13,300   USG Corp. .............................................       666,662
                                                                     -----------
                                                                       1,333,249
                                                                     -----------
           CHEMICALS - DIVERSIFIED--1.4%
   3,200   FMC Corp.* ............................................       163,800
  53,800   Solutia Inc. ..........................................       958,312
                                                                     -----------
                                                                       1,122,112
                                                                     -----------
           CHEMICALS - SPECIALTY--1.5%
   4,600   Albemarle Corp. .......................................       108,675
  32,500   Crompton & Knowles Corp. ..............................       601,250
   3,000   Cytec Industries Inc.* ................................        80,437
  30,800   W.R. Grace & Co.* .....................................       413,875
                                                                     -----------
                                                                       1,204,237
                                                                     -----------
           COMMERCIAL PRINTING--1.1%
  17,600   Valassis Communications, Inc.* ........................       844,800
                                                                     -----------
           COMMERCIAL SERVICES--1.4%
   1,600   Affiliated Computer Services, Inc., Class A*/** .......        74,000
   9,900   CSG Systems International, Inc.* ......................       705,375
  15,900   Reynolds and Reynolds Co. (The), Class A ..............       300,112
                                                                     -----------
                                                                       1,079,487
                                                                     -----------
           COMPUTER & OFFICE EQUIPMENT--1.0%
   4,000   CDW Computer Centers, Inc.* ...........................       278,500
   4,700   Lexmark International Group, Inc., Class A* ...........       484,981
                                                                     -----------
                                                                         763,481
                                                                     ----------
           COMPUTERS, SOFTWARE & SERVICING--9.0%
  20,200   Apple Computer, Inc.*/** ..............................       703,212
  13,400   Citrix Systems, Inc.* .................................     1,033,475
   2,900   Computer Associates International, Inc. ...............       121,800
  29,800   Diebold, Inc. .........................................       869,787
  21,600   Legato Systems, Inc.* .................................     1,063,800
   2,500   Macromedia, Inc.* .....................................        76,406
   1,500   Mercury Interactive Corp.*/** .........................        97,219
  20,000   Peregrine Systems, Inc.* ..............................       512,500
  13,100   Pixar, Inc.*/** .......................................       538,737
  15,600   Rational Software Corp.* ..............................       463,125
  12,300   Siebel Systems, Inc.* .................................       541,200
   3,600   Sterling Software, Inc.* ..............................        91,800
   5,300   Yahoo! Inc.* ..........................................       813,550
                                                                     -----------
                                                                       6,926,611
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                               GROWTH & VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           ELECTRONIC COMPONENTS--3.3%
  24,700   Adaptec, Inc.* ........................................   $   492,456
  14,200   American Power Conversion Corp.* ......................       509,425
   4,300   Applied Power Inc., Class A ...........................       103,738
  18,600   Level One Communications, Inc.* .......................       623,100
  13,100   Sanmina Corp.* ........................................       684,475
   4,000   Vitesse Semiconductor Corp.* ..........................       183,750
                                                                     -----------
                                                                       2,596,944
                                                                     -----------
           ELECTRONIC COMPONENTS & ACCESSORIES--2.5%
   2,600   Broadcom Corp., Class A* ..............................       156,487
  12,600   Electronics for Imaging, Inc.* ........................       440,212
  24,800   Jabil Circuit, Inc.* ..................................       809,100
   9,800   QLogic Corp.* .........................................       569,625
                                                                     -----------
                                                                       1,975,424
                                                                     -----------
           ENGINES--0.5%
   7,400   Briggs & Stratton Corp. ...............................       361,213
                                                                     -----------
           FINANCIAL SERVICES--4.0%
  13,200   Ameritrade Holding Corp., Class A*/** .................       643,500
  16,800   Countrywide Credit Industries, Inc. ...................       636,300
  42,800   Federated Investors, Inc., Class B ....................       821,225
  25,100   HUBCO, Inc. ...........................................       823,594
   4,400   Investment Technology Group, Inc.*/** .................       180,125
   4,600   Peoples Heritage Financial Group, Inc. ................        78,200
                                                                     -----------
                                                                       3,182,944
                                                                     -----------
           FOOD & AGRICULTURE--4.0%
  43,600   IBP, Inc. .............................................       981,000
  18,900   International Home Foods, Inc.* .......................       295,313
  30,000   Smithfield Foods, Inc.* ...............................       788,438
  25,700   Suiza Foods Corp.*/** .................................       950,900
   5,500   Universal Foods Corp. .................................       124,781
                                                                     -----------
                                                                       3,140,432
                                                                     -----------
           HEALTHCARE--0.6%
   6,400   PacifiCare Health Systems, Inc., Class B* .............       462,400
                                                                     -----------
           HOME FURNISHINGS--0.3%
   2,200   Mohawk Industries, Inc.* ..............................        71,500
   6,300   Shaw Industries, Inc.* ................................       138,206
                                                                     -----------
                                                                         209,706
                                                                     -----------
           HOUSEHOLD PRODUCTS--0.1%
   3,500   Blyth Industries, Inc.* ...............................        94,500
                                                                     -----------
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           INSURANCE--2.5%
  27,100   Conseco, Inc. .........................................   $   811,306
  12,800   Financial Security Assurance Holdings Ltd.** ..........       676,000
  11,100   PMI Group, Inc. (The) .................................       478,688
                                                                     -----------
                                                                       1,965,994
                                                                     -----------
           INSURANCE - LIFE--0.2%
   6,200   MONY Group Inc. (The)** ...............................       156,938
                                                                     -----------
           INSURANCE - PROPERTY & CASUALTY--1.6%
  33,100   First American Financial Corp. (The) ..................       775,781
  41,300   Reliance Group Holdings, Inc. .........................       425,906
                                                                     -----------
                                                                       1,201,687
                                                                     -----------
           LEASING & RENTAL--0.3%
   2,900   Hertz Corp. (The), Class A ............................       115,456
   5,500   Ryder System, Inc. ....................................       148,500
                                                                     -----------
                                                                         263,956
                                                                     -----------
           LUMBER & WOOD PRODUCTS--0.3%
   9,800   Georgia-Pacific Corp. (Timber Group) ..................       199,675
                                                                     -----------
           MACHINERY--1.5%
  37,200   McDermott International, Inc. .........................       741,675
   6,500   Sundstrand Corp. ......................................       439,969
                                                                     -----------
                                                                       1,181,644
                                                                     -----------
           MANUFACTURING--3.1%
  13,000   American Standard Companies Inc.* .....................       436,313
   8,800   Crane Co. .............................................       241,450
   9,100   Southdown, Inc. .......................................       429,406
   9,300   Trinity Industries, Inc. ..............................       306,319
   2,000   Tyco International Ltd.** .............................       148,875
  23,400   YORK International Corp. ..............................       848,250
                                                                     -----------
                                                                       2,410,613
                                                                     -----------
           MEDICAL INSTRUMENTS & SUPPLIES--3.7%
  33,000   DENTSPLY International Inc. ...........................       841,500
  14,100   Mallinckrodt Inc. .....................................       436,219
  24,300   STERIS Corp.* .........................................       798,863
   8,500   Waters Corp.* .........................................       791,031
                                                                     -----------
                                                                       2,867,613
                                                                     -----------
           MEDICAL & MEDICAL SERVICES--0.7%
   4,900   Renal Care Group, Inc.* ...............................        97,081
   3,700   Shared Medical Systems Corp.** ........................       188,700
  25,300   Total Renal Care Holdings, Inc.* ......................       224,538
                                                                     -----------
                                                                         510,319
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                               GROWTH & VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           NATURAL GAS DISTRIBUTION--1.9%
   7,400   AGL Resources Inc. ....................................   $   141,063
  10,100   K N Energy, Inc. ......................................       211,469
   8,600   NICOR Inc. ............................................       328,413
  89,500   Union Pacific Resources Group Inc. ....................       799,906
                                                                     -----------
                                                                       1,480,851
                                                                     -----------
           NEWSPAPER PUBLISHING & PRINTING--1.2%
  47,800   Hollinger International Inc.** ........................       591,525
   6,000   Knight Ridder, Inc. ...................................       301,125
                                                                     -----------
                                                                         892,650
                                                                     -----------
           OFFICE & BUSINESS EQUIPMENT--0.6%
  15,400   HON INDUSTRIES Inc. ...................................       365,750
   4,500   Knoll, Inc.* ..........................................        86,063
                                                                     -----------
                                                                         451,813
                                                                     -----------
           OIL & GAS FIELD EXPLORATION--2.8%
  23,800   Kerr-McGee Corp. ......................................       679,788
  56,000   MCN Energy Group Inc.** ...............................       997,500
   6,600   Murphy Oil Corp.** ....................................       225,638
   7,200   Transocean Offshore Inc. ..............................       148,500
   5,600   USX-Marathon Group ....................................       115,850
                                                                     -----------
                                                                       2,167,276
                                                                     -----------
           PHARMACEUTICALS--3.6%
   1,600   Amgen Inc.* ...........................................       199,800
  15,400   Biogen, Inc.* .........................................     1,480,325
  18,900   Medicis Pharmaceutical Corp., Class A* ................       713,475
   7,800   MedImmune, Inc.*/** ...................................       429,000
                                                                     -----------
                                                                       2,822,600
                                                                     -----------
           PHOTOGRAPHIC EQUIPMENT--0.6%
   6,600   Eastman Kodak Co. .....................................       436,837
                                                                     -----------
           PLASTICS--0.2%
   7,700   Tupperware Corp. ......................................       134,750
                                                                     -----------
           RESIDENTIAL CONSTRUCTION--1.0%
  47,900   D.R. Horton, Inc. .....................................       763,406
                                                                     -----------
           RETAIL - DEPARTMENT STORES--0.3%
   6,700   Sears, Roebuck & Co. ..................................       272,188
                                                                     -----------
           RETAIL - JEWELRY STORES--0.8%
  18,900   Zale Corp.* ...........................................       626,063
                                                                     -----------
           RETAIL - SHOE STORES--0.2%
   2,200   Payless ShoeSource, Inc.* .............................       120,725
                                                                     -----------
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           RETAIL - SPECIALTY--1.0%
   6,100   Best Buy Co., Inc.* ...................................   $   565,775
   6,000   Linens 'n Things, Inc.* ...............................       216,000
                                                                     -----------
                                                                         781,775
                                                                     -----------
           RETAIL - SPECIALTY APPAREL--4.5%
  13,500   Abercrombie & Fitch Co., Class A* .....................     1,026,000
  12,500   American Eagle Outfitters, Inc.*/** ...................       860,156
  20,700   Intimate Brands, Inc.** ...............................       813,769
  17,600   Ross Stores, Inc. .....................................       805,200
                                                                     -----------
                                                                       3,505,125
                                                                     -----------
           SAVINGS & LOAN ASSOCIATIONS--2.1%
  21,512   Charter One Financial, Inc. ...........................       619,815
  16,100   Golden State Bancorp Inc.* ............................       286,781
  19,000   Washington Mutual, Inc. ...............................       760,000
                                                                     -----------
                                                                       1,666,596
                                                                     -----------
           SCHOOLS--0.2%
   4,900   Sylvan Learning Systems, Inc.*/** .....................       162,925
                                                                     -----------
           SERVICES - COMPUTER INTEGRATED
            SYSTEMS DESIGN--1.4%
  15,200   Comverse Technology, Inc.* ............................     1,090,600
                                                                     -----------
           SERVICES - EQUIPMENT RENTAL & LEASING--0.8%
  18,500   United Rentals (North America), Inc.* .................       595,469
                                                                     -----------
           SERVICES - MANAGEMENT CONSULTING--1.1%
  10,400   Comdisco, Inc. ........................................       124,800
  17,200   Metzler Group, Inc. (The)* ............................       731,000
                                                                     -----------
                                                                         855,800
                                                                     -----------
           SERVICES - SYSTEMS CONSULTING--2.4%
  23,300   CIBER, Inc.*/** .......................................       585,412
  21,300   Mastech Corp.* ........................................       531,169
  23,000   USWeb Corp.* ..........................................       774,812
                                                                     -----------
                                                                       1,891,393
                                                                     -----------
           STEEL--0.3%
   9,000   AK Steel Holding Corp. ................................       196,313
                                                                     -----------
           TELECOMMUNICATIONS--4.5%
  12,800   ALLTEL Corp. ..........................................       766,400
   3,500   BellSouth Corp. .......................................       161,875
  21,050   Century Telephone Enterprises, Inc. ...................     1,299,838
  12,000   SBC Communications Inc. ...............................       634,500
  12,700   US WEST, Inc. .........................................       677,069
                                                                     -----------
                                                                       3,539,682
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                               GROWTH & VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                                (NOTE 1)
--------------------------------------------------------------------------------
           TELECOMMUNICATIONS EQUIPMENT--1.0%
   9,600   Tellabs, Inc.* .......................................   $   768,600
                                                                    -----------
           TOBACCO--1.0%
  29,100   Universal Corp.-VA ...................................       791,156
                                                                    -----------
           TRANSPORTATION--1.6%
  19,600   GATX Corp. ...........................................       677,425
  18,400   Swift Transportation Co., Inc.* ......................       550,850
                                                                    -----------
                                                                      1,228,275
                                                                    -----------
           UTILITIES--1.8%
  20,900   Allegheny Energy, Inc. ...............................       620,469
  22,000   PECO Energy Co. ......................................       779,625
                                                                    -----------
                                                                      1,400,094
                                                                    -----------
           UTILITIES - ELECTRICITY--1.0%
  30,400   PP&L Resources, Inc.** ...............................       775,200
                                                                    -----------
           WASTE MANAGEMENT--0.1%
   1,500   Browning-Ferris Industries, Inc. .....................        47,250
                                                                    -----------
           WHOLESALE - DRUG DISTRIBUTION--2.3%
  10,800   AmeriSource Health Corp., Class A* ...................       805,950
  41,600   Bergen Brunswig Corp., Class A .......................     1,016,600
                                                                    -----------
                                                                      1,822,550
                                                                    -----------
           WHOLESALE - GROCERIES & GENERAL LINE--0.4%
  11,500   SUPERVALU INC. .......................................       276,719
                                                                    -----------
           WHOLESALE - SPECIALTY EQUIPMENT--0.1%
   5,100   Tech Data Corp.* .....................................        86,700
                                                                    -----------
           Total Common Stocks
             ($77,603,029) ......................................    76,179,809
                                                                     -----------
--------------------------------------------------------------------------------
  PRINCIPAL                                                             VALUE
AMOUNT (000's)                                                         (NOTE 1)
--------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT--2.3%
           REPURCHASE AGREEMENT--2.3%
  $1,804   Bear, Stearns & Co., Inc.
             (Agreement dated 02/26/99 to be
             repurchased at $1,804,318)
             4.77%, 03/01/99
             (Cost $1,803,601) (Note 6) .........................   $ 1,803,601
                                                                    -----------
           Total Investments -- 100.2%
             (Cost $79,406,630) .................................    77,983,410
                                                                    -----------
           Liabilities in Excess
             of Other Assets -- (0.2%) ..........................      (134,414)
                                                                    -----------
           Net Assets -- 100.0% .................................   $77,848,996
                                                                    ===========

----------
  * Non-income producing.
 ** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                              LARGER CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           COMMON STOCKS--95.9%
           AEROSPACE--1.2%
   3,100   B.F. Goodrich Co. (The)** .............................   $   105,787
   1,850   Cordant Technologies Inc. .............................        72,034
                                                                     -----------
                                                                         177,821
                                                                     -----------
           AGRICULTURAL SERVICES--1.1%
   8,300   IMC Global Inc. .......................................       165,481
                                                                     -----------
           AIRLINES--0.1%
     300   Alaska Air Group, Inc.* ...............................        15,206
                                                                     -----------
           AMUSEMENT & RECREATIONAL SERVICES--0.1%
     500   Polaris Industries Inc. ...............................        14,125
                                                                     -----------
           APPAREL--0.3%
   2,300   Warnaco Group, Inc. (The), Class A ....................        51,750
                                                                     -----------
           AUTOMATION SYSTEMS--0.2%
   1,100   Harris Corp. ..........................................        34,237
                                                                     -----------
           AUTOMOBILE MANUFACTURING--0.3%
   1,000   PACCAR Inc. ...........................................        41,875
                                                                     -----------
           AUTOMOBILE PARTS & EQUIPMENT--1.6%
   1,000   Borg-Warner Automotive, Inc.** ........................        43,562
   1,300   Dana Corp.** ..........................................        49,075
     600   Federal-Mogul Corp.** .................................        29,512
   2,900   Meritor Automotive, Inc. ..............................        46,037
   1,400   TRW Inc. ..............................................        66,150
                                                                     -----------
                                                                         234,336
                                                                     -----------
           BANKS--9.2%
   1,200   AmSouth Bancorporation ................................        56,400
   8,170   Banc One Corp. ........................................       439,137
     300   City National Corp. ...................................         9,675
     300   Comerica Inc. .........................................        19,875
     932   First Union Corp. .....................................        49,687
   4,800   Hibernia Corp., Class A ...............................        77,700
   4,800   KeyCorp ...............................................       154,800
     400   National City Corp. ...................................        27,950
   8,050   North Fork Bancorporation, Inc. .......................       177,100
   2,700   Pacific Century Financial Corp. .......................        59,231
     600   Peoples Heritage Financial Group, Inc. ................        10,200
   3,100   TCF Financial Corp.** .................................        74,594
     700   UnionBanCal Corp.** ...................................        22,006
   5,300   Wells Fargo Co. .......................................       194,775
                                                                     -----------
                                                                       1,373,130
                                                                     -----------
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           BROKERAGE--3.5%
     200   Bear Stearns Companies Inc. (The) .....................   $     8,562
   4,400   Lehman Brothers Holdings Inc. .........................       233,200
   1,500   Morgan Stanley, Dean Witter & Co. .....................       135,750
   3,800   Paine Webber Group Inc. ...............................       142,025
                                                                     -----------
                                                                         519,537
                                                                     -----------
           BUILDING SUPPLIES--1.9%
   1,700   Armstrong World Industries, Inc. ......................        83,619
     200   Carlisle Companies, Inc. ..............................         8,275
   2,400   Louisiana-Pacific Corp. ...............................        44,100
   2,900   USG Corp. .............................................       145,362
                                                                     -----------
                                                                         281,356
                                                                     -----------
           CHEMICALS - DIVERSIFIED--1.3%
     700   FMC Corp.* ............................................        35,831
   8,700   Solutia Inc. ..........................................       154,969
                                                                     -----------
                                                                         190,800
                                                                     -----------
           CHEMICALS - SPECIALTY--0.9%
   2,600   Crompton & Knowles Corp. ..............................        48,100
   1,000   Engelhard Corp. .......................................        17,812
   4,800   W.R. Grace & Co.* .....................................        64,500
                                                                     -----------
                                                                         130,412
                                                                     -----------
           COMMERCIAL PRINTING--1.1%
   3,400   Valassis Communications, Inc.* ........................       163,200
                                                                     -----------
           COMMERCIAL SERVICES--0.2%
   1,600   Reynolds and Reynolds Co. (The), Class A ..............        30,200
                                                                     -----------
           COMPUTER COMPONENTS--0.5%
     400   Intel Corp. ...........................................        47,975
     800   Seagate Technology, Inc.* .............................        23,150
                                                                     -----------
                                                                          71,125
                                                                     -----------
           COMPUTERS, SOFTWARE & SERVICING--4.2%
   1,700   Adobe Systems Inc. ....................................        68,425
   4,500   Apple Computer, Inc.*/** ..............................       156,656
   4,800   Computer Associates International, Inc. ...............       201,600
   5,200   Diebold, Inc. .........................................       151,775
   1,400   Sterling Software, Inc.* ..............................        35,700
   1,100   Symantec Corp.* .......................................        19,869
                                                                     -----------
                                                                         634,025
                                                                     -----------
           CONTROL SYSTEMS--0.0%
     100   Honeywell Inc. ........................................         6,994
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                              LARGER CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           ELECTRIC & OTHER SERVICES--0.3%
   2,000   LG&E Energy Corp. .....................................   $    45,625
                                                                     -----------
           ELECTRICAL EQUIPMENT--0.1%
     300   American Power Conversion Corp.* ......................        10,762
                                                                     -----------
           ENERGY--3.0%
   6,400   Coastal Corp. (The) ...................................       204,800
     900   Equitable Resources, Inc. .............................        23,287
     200   GPU, Inc. .............................................         7,975
   8,200   PP&L Resources, Inc. ..................................       209,100
                                                                     -----------
                                                                         445,162
                                                                     -----------
           FINANCIAL SERVICES--5.9%
     600   Citigroup Inc. ........................................        35,250
   5,400   Countrywide Credit Industries, Inc. ...................       204,525
   2,300   Deluxe Corp. ..........................................        77,912
   5,900   Fannie Mae ............................................       413,000
   3,000   Federated Investors, Inc., Class B ....................        57,562
     400   FINOVA Group, Inc. (The) ..............................        20,325
     500   Freddie Mac ...........................................        29,437
   1,400   HUBCO, Inc. ...........................................        45,937
                                                                     -----------
                                                                         883,948
                                                                     -----------
           FOOD & AGRICULTURE--1.8%
   1,000   ConAgra, Inc. .........................................        30,125
     700   Flowers Industries, Inc. ..............................        17,062
   2,800   IBP, Inc. .............................................        63,000
   3,100   International Home Foods, Inc.* .......................        48,438
   3,000   Suiza Foods Corp.*/** .................................       111,000
                                                                     -----------
                                                                         269,625
                                                                     -----------
           HEALTHCARE--0.3%
     600   PacifiCare Health Systems, Inc., Class B* .............        43,350
                                                                     -----------
           INSURANCE--4.6%
   5,300   Allstate Corp. (The) ..................................       198,750
   2,300   CMAC Investment Corp.** ...............................        95,019
   7,800   Conseco, Inc. .........................................       233,513
   3,300   Old Republic International Corp. ......................        62,081
   2,300   PMI Group, Inc. (The) .................................        99,187
                                                                     -----------
                                                                         688,550
                                                                     -----------
           INSURANCE - PROPERTY & CASUALTY--2.0%
   2,500   Everest Reinsurance Holdings, Inc. ....................        82,969
   5,400   First American Financial Corp. (The) ..................       126,563
   3,900   Reliance Group Holdings, Inc. .........................        40,219
   1,200   Travelers Property Casualty Corp., Class A ............        45,525
                                                                     -----------
                                                                         295,276
                                                                     -----------
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           INSURANCE - TITLE INSURANCE--0.1%
     300   Chicago Title Corp. ...................................   $    10,519
                                                                     -----------
           LEASING & RENTAL--0.8%
   2,300   Hertz Corp. (The), Class A** ..........................        91,569
     900   Ryder System, Inc. ....................................        24,300
                                                                     -----------
                                                                         115,869
                                                                     -----------
           LEISURE & ENTERTAINMENT--0.3%
   1,300   Brunswick Corp. .......................................        27,706
     600   GTECH Holdings Corp.* .................................        13,575
                                                                     -----------
                                                                          41,281
                                                                     -----------
           LUMBER & WOOD PRODUCTS--0.3%
   2,000   Georgia-Pacific Corp. (Timber Group) ..................        40,750
                                                                     -----------
           MACHINERY--0.7%
   1,600   Sundstrand Corp. ......................................       108,300
                                                                     -----------
           MANUFACTURING--2.3%
   2,600   American Standard Companies Inc.* .....................        87,263
   1,000   Crane Co. .............................................        27,438
   2,100   Southdown, Inc. .......................................        99,094
   1,600   Trinity Industries, Inc. ..............................        52,700
     300   Tyco International Ltd. ...............................        22,331
   1,400   YORK International Corp. ..............................        50,750
                                                                     -----------
                                                                         339,576
                                                                     -----------
           MEDICAL INSTRUMENTS & SUPPLIES--2.1%
   6,200   Bergen Brunswig Corp., Class A ........................       151,513
   1,300   DENTSPLY International Inc. ...........................        33,150
   4,100   Mallinckrodt Inc. .....................................       126,844
                                                                     -----------
                                                                         311,507
                                                                     -----------
           MEDICAL & MEDICAL SERVICES--0.3%
     800   Shared Medical Systems Corp.** ........................        40,800
                                                                     -----------
           NATURAL GAS DISTRIBUTION--1.6%
     400   Columbia Energy Group .................................        20,200
   2,500   K N Energy, Inc. ......................................        52,344
   1,700   NICOR Inc. ............................................        64,919
     500   Sempra Energy .........................................        10,500
  10,300   Union Pacific Resources Group Inc. ....................        92,056
                                                                     -----------
                                                                         240,019
                                                                     -----------
           NEWSPAPER PUBLISHING & PRINTING--2.0%
   1,300   Central Newspapers, Inc., Class A** ...................        45,500
   4,300   Hollinger International Inc.** ........................        53,213
   3,900   Knight Ridder, Inc. ...................................       195,731
                                                                     -----------
                                                                         294,444
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                              LARGER CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           OFFICE & BUSINESS EQUIPMENT--0.3%
     900   HON INDUSTRIES Inc. ...................................   $    21,375
     500   Knoll, Inc.* ..........................................         9,563
     800   United Stationers, Inc.* ..............................        14,650
                                                                     -----------
                                                                          45,588
                                                                     -----------
           OIL & GAS FIELD EXPLORATION--6.8%
   4,000   Amerada Hess Corp. ....................................       181,500
   2,900   Apache Corp. ..........................................        57,819
   4,900   Kerr-McGee Corp. ......................................       139,956
   5,500   MCN Energy Group Inc.** ...............................        97,969
   2,300   Murphy Oil Corp.** ....................................        78,631
   1,600   Noble Affiliates, Inc.** ..............................        36,200
   8,000   Occidental Petroleum Corp. ............................       120,500
   1,300   Tidewater, Inc. .......................................        24,456
   3,000   Transocean Offshore Inc. ..............................        61,875
  10,100   USX-Marathon Group ....................................       208,944
                                                                     -----------
                                                                       1,007,850
                                                                     -----------
           PETROLEUM REFINING--0.1%
     700   Ultramar Diamond Shamrock Corp. .......................        13,825
                                                                     -----------
           PHOTOGRAPHIC EQUIPMENT--1.6%
   3,600   Eastman Kodak Co. .....................................       238,275
                                                                     -----------
           PLASTICS--0.5%
   4,100   Tupperware Corp. ......................................        71,750
                                                                     -----------
           RESIDENTIAL CONSTRUCTION--0.7%
   3,600   D.R. Horton, Inc. .....................................        57,375
   2,000   Kaufman and Broad Home Corp. ..........................        45,000
                                                                     -----------
                                                                         102,375
                                                                     -----------
           RETAIL - DEPARTMENT STORES--1.8%
     500   May Department Stores Co. (The) .......................        29,625
   6,100   Sears, Roebuck & Co. ..................................       247,813
                                                                     -----------
                                                                         277,438
                                                                     -----------
           RETAIL - JEWELRY STORES--0.2%
     300   Claire's Stores, Inc. .................................         6,619
     900   Zale Corp.* ...........................................        29,813
                                                                     -----------
                                                                          36,432
                                                                     -----------
           RETAIL - SHOE STORES--0.3%
     900   Payless ShoeSource, Inc.* .............................        49,388
                                                                     -----------
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           RETAIL - SPECIALTY APPAREL--2.7%
   3,200   Intimate Brands, Inc.** ...............................   $   125,800
   2,900   Ross Stores, Inc. .....................................       132,675
   5,200   TJX Companies, Inc. (The)** ...........................       148,525
                                                                     -----------
                                                                         407,000
                                                                     -----------
           SAVINGS & LOAN ASSOCIATIONS--5.3%
   5,321   Charter One Financial, Inc. ...........................       153,311
   3,500   Golden State Bancorp Inc.* ............................        62,344
   1,800   Golden West Financial Corp. ...........................       169,088
   3,000   GreenPoint Financial Corp. ............................        92,062
     330   Washington Federal, Inc. ..............................         7,425
   7,575   Washington Mutual, Inc. ...............................       303,000
                                                                     -----------
                                                                         787,230
                                                                     -----------
           SERVICES - MANAGEMENT CONSULTING--0.3%
   3,900   Comdisco, Inc. ........................................        46,800
                                                                     -----------
           TELECOMMUNICATIONS--14.2%
   4,100   ALLTEL Corp. ..........................................       245,488
   3,171   AT&T Corp. ............................................       260,418
   8,726   Bell Atlantic Corp. ...................................       501,200
   7,400   BellSouth Corp. .......................................       342,250
   9,000   SBC Communications Inc. ...............................       475,875
   5,500   US WEST, Inc. .........................................       293,219
                                                                     -----------
                                                                       2,118,450
                                                                     -----------
           TOBACCO--0.3%
   1,800   Universal Corp.-VA ....................................        48,938
                                                                     -----------
           TRANSPORTATION--0.5%
   2,200   GATX Corp. ............................................        76,038
     100   Union Pacific Corp. ...................................         4,688
                                                                     -----------
                                                                          80,726
                                                                     -----------
           UTILITIES--2.5%
   4,800   Allegheny Energy, Inc. ................................       142,500
   6,400   PECO Energy Co. .......................................       226,800
                                                                     -----------
                                                                         369,300
                                                                     -----------
           WASTE MANAGEMENT--0.3%
   1,600   Browning-Ferris Industries, Inc. ......................        50,400
                                                                     -----------
           WHOLESALE - DRUG DISTRIBUTION--0.2%
     400   AmeriSource Health Corp., Class A* ....................        29,850
                                                                     -----------
           WHOLESALE - GROCERIES & GENERAL LINE--1.1%
   6,700   SUPERVALU INC. ........................................       161,219
                                                                     -----------
           Total Common Stocks
             (Cost $14,712,367) ..................................    14,303,807
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                              LARGER CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
  PRINCIPAL                                                             VALUE
AMOUNT (000's)                                                         (NOTE 1)
--------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT--4.9%
           REPURCHASE AGREEMENT--4.9%
    $736   Bear, Stearns & Co ., Inc.
             (Agreement dated 02/26/99 to be
             repurchased at $736,671)
             4.77%, 03/01/99
             (Cost $736,379) (Note 6) ...........................   $   736,379
                                                                    -----------
           Total Investments -- 100.8%
             (Cost $15,448,746) .................................    15,040,186
                                                                    -----------
           Liabilities in Excess of
             Other Assets -- (0.8%) .............................      (124,871)
                                                                    -----------
           Net Assets -- 100.0% .................................   $14,915,315
                                                                    ===========

----------
  * Non-income producing.
 ** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           COMMON STOCKS--91.9%
           AEROSPACE--1.1%
   2,850   Cordant Technologies Inc. .............................   $   110,972
                                                                     -----------
           AIRLINES--0.5%
   2,900   America West Holdings Corp.* ..........................        49,300
                                                                     -----------
           AMUSEMENT & RECREATIONAL SERVICES--1.2%
   4,300   Polaris Industries Inc. ...............................       121,475
                                                                     -----------
           APPAREL--1.6%
   2,500   Kellwood Co. ..........................................        63,906
   4,400   Warnaco Group, Inc. (The), Class A ....................        99,000
                                                                     -----------
                                                                         162,906
                                                                     -----------
           AUTOMOBILE PARTS & EQUIPMENT--1.1%
     700   Borg-Warner Automotive, Inc. ..........................        30,494
   5,100   Meritor Automotive, Inc. ..............................        80,962
                                                                     -----------
                                                                         111,456
                                                                     -----------
           AUTOMOBILE - RENTALS--0.6%
   5,100   Dollar Thrifty Automotive Group, Inc.* ................        60,562
                                                                     -----------
           AUTOMOBILE SALES & SERVICING--0.1%
   1,900   United Auto Group, Inc.* ..............................        14,012
                                                                     -----------
           BANKS--5.1%
   6,800   Community First Bankshares, Inc.** ....................       132,600
   4,900   Flagstar Bancorp, Inc. ................................       137,200
   3,888   Imperial Bancorp* .....................................        70,956
   6,100   Peoples Heritage Financial Group, Inc. ................       103,700
   1,000   Republic Bancorp, Inc. ................................        13,750
   2,500   Sky Financial Group, Inc.** ...........................        65,625
                                                                     -----------
                                                                         523,831
                                                                     -----------
           CHEMICALS - DIVERSIFIED--0.4%
   3,100   Octel Corp.* ..........................................        41,656
                                                                     -----------
           CHEMICALS - SPECIALTY--2.0%
   1,400   Crompton & Knowles Corp. ..............................        25,900
   1,000   Geon Co. (The)** ......................................        22,812
   3,300   NL Industries, Inc.** .................................        31,969
   9,200   W.R. Grace & Co.* .....................................       123,625
                                                                     -----------
                                                                         204,306
                                                                     -----------
           COMMERCIAL SERVICES--0.6%
   6,600   Seitel, Inc.* .........................................        63,112
                                                                     -----------
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           COMPUTERS, SOFTWARE & SERVICING--1.8%
   4,700   BancTec, Inc.*/** .....................................   $    66,094
     400   Bell & Howell Co.* ....................................        13,250
   3,300   Symantec Corp.* .......................................        59,606
   2,400   THQ, Inc.* ............................................        47,700
                                                                     -----------
                                                                         186,650
                                                                     -----------
           CONSUMER PRODUCTS--1.6%
     400   Chittenden Corp. ......................................        11,000
   5,500   Jostens, Inc.** .......................................       128,906
   1,400   Revlon, Inc., Class A* ................................        19,775
                                                                     -----------
                                                                         159,681
                                                                     -----------
           DISTRIBUTION--0.4%
   4,900   TriStar Aerospace Co.*/** .............................        41,344
                                                                     -----------
           ELECTRICAL EQUIPMENT--3.7%
   2,900   C&D Technologies, Inc. ................................        69,600
   1,800   FLIR Systems, Inc.*/** ................................        33,075
   6,600   General Cable Corp. ...................................       124,162
   1,900   SBS Technologies, Inc.* ...............................        36,100
   2,000   Tecumseh Products Co., Class A ........................        98,500
   1,200   Tektronix, Inc. .......................................        23,400
                                                                     -----------
                                                                         384,837
                                                                     -----------
           ELECTRONIC COMPONENTS--0.6%
   1,300   CTS Corp. .............................................        63,619
                                                                     -----------
           ELECTRONIC COMPONENTS & ACCESSORIES--1.3%
   3,100   Cable Design Technologies Corp.* ......................        40,106
  11,800   Pioneer-Standard Electronics, Inc.** ..................        91,450
                                                                     -----------
                                                                         131,556
                                                                     -----------
           ENERGY--1.5%
   9,200   Avista Corp. ..........................................       150,650
                                                                     -----------
           FINANCIAL SERVICES--7.5%
   4,000   American Captial Strategies Ltd. ......................        69,500
   5,000   Doral Financial Corp. .................................        94,687
   5,300   Enhance Financial Services Group, Inc. ................       125,544
   6,100   Federated Investors, Inc., Class B ....................       117,044
     800   Freedom Securities Corp. ..............................        12,200
   4,600   HUBCO, Inc. ...........................................       150,937
     700   Provident Financial Group, Inc. .......................        27,300
   8,100   UniCapital Corp.* .....................................        47,081
   6,300   Waddell & Reed Financial, Inc., Class A ...............       118,912
                                                                     -----------
                                                                         763,205
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           FOOD & AGRICULTURE--4.9%
   5,000   Chiquita Brands International, Inc. ...................   $    43,125
   3,800   Corn Products International, Inc. .....................        89,300
   5,200   Fleming Companies, Inc. ...............................        38,350
   3,100   Fresh Del Monte Produce, Inc.* ........................        57,156
   1,800   International Home Foods, Inc.* .......................        28,125
   5,900   Michael Foods, Inc. ...................................       109,150
   3,800   Pilgrim's Pride Corp., Class B ........................        72,437
   2,600   Universal Foods Corp. .................................        58,987
                                                                     -----------
                                                                         496,630
                                                                     -----------
           HEALTHCARE--0.3%
   2,000   RehabCare Group, Inc.* ................................        32,375
                                                                     -----------
           HOTELS--0.6%
   5,600   Prime Hospitality Corp.* ..............................        57,400
                                                                     -----------
           INDUSTRIAL MACHINERY--1.5%
   3,900   Chart Industries, Inc. ................................        29,250
   3,000   Kennametal, Inc. ......................................        62,437
   2,600   Terex Corp.* ..........................................        66,625
                                                                     -----------
                                                                         158,312
                                                                     -----------
           INSURANCE--4.6%
   8,700   ARM Financial Group, Inc., Class A** ..................       135,394
   1,800   Capital Re Corp. ......................................        30,150
   3,300   CMAC Investment Corp.** ...............................       136,331
   3,000   PMI Group, Inc. (The) .................................       129,375
   1,900   Triad Guaranty, Inc.* .................................        35,150
                                                                     -----------
                                                                         466,400
                                                                     -----------
           INSURANCE - LIFE--1.6%
   3,500   AmerUs Life Holdings, Inc., Class A** .................        73,500
   4,100   Liberty Financial Companies, Inc.** ...................        91,994
                                                                     -----------
                                                                         165,494
                                                                     -----------
           INSURANCE - PROPERTY & CASUALTY--3.0%
   2,100   HCC Insurance Holdings, Inc. ..........................        36,487
     900   LandAmerica Financial Group, Inc.** ...................        32,344
   2,900   Orion Capital Corp. ...................................        95,881
   9,100   Reliance Group Holdings, Inc. .........................        93,844
   2,600   Selective Insurance Group, Inc. .......................        47,369
                                                                     -----------
                                                                         305,925
                                                                     -----------
           INSURANCE - TITLE INSURANCE--2.0%
   3,200   Chicago Title Corp. ...................................       112,200
   4,410   Fidelity National Financial, Inc. .....................        88,200
                                                                     -----------
                                                                         200,400
                                                                     -----------

--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           LEISURE & ENTERTAINMENT--0.6%
   2,800   GTECH Holdings Corp.* .................................   $    63,350
                                                                     -----------
           MACHINERY--1.0%
   5,500   United Dominion Industries Ltd. .......................       106,219
                                                                     -----------
           MANUFACTURING--0.4%
   1,300   Esterline Technologies Corp.* ..........................       22,262
     600   Lancaster Colony Corp. .................................       16,500
                                                                     -----------
                                                                          38,762
                                                                     -----------
           MEDICAL INSTRUMENTS & SUPPLIES--1.0%
   3,800   DENTSPLY International Inc. ............................       96,900
                                                                     -----------
           METAL FABRICATING--0.8%
   4,100   Amcast Industrial Corp. ................................       77,644
                                                                     -----------
           METALS--0.9%
   6,800   ASARCO, Inc. ...........................................       96,050
                                                                     -----------
           MOTORS & GENERATORS--0.1%
     700   Regal-Beloit Corp. .....................................       13,650
                                                                     -----------
           NATURAL GAS DISTRIBUTION--4.1%
   3,800   Atmos Energy Corp. .....................................       91,200
   1,000   Eastern Enterprises ....................................       38,437
   6,500   Energen Corp. ..........................................       91,000
   1,500   K N Energy, Inc. .......................................       31,406
   7,700   WICOR, Inc. ............................................      162,663
                                                                     -----------
                                                                         414,706
                                                                     -----------
           NEWSPAPER PUBLISHING & PRINTING--2.3%
   3,200   Central Newspapers, Inc., Class A** ....................      112,000
   9,900   Hollinger International Inc.** .........................      122,513
                                                                     -----------
                                                                         234,513
                                                                     -----------
           OFFICE & BUSINESS EQUIPMENT--0.9%
   1,800   HON INDUSTRIES Inc. ....................................       42,750
   2,900   United Stationers, Inc.* ...............................       53,106
                                                                     -----------
                                                                          95,856
                                                                     -----------
           OIL & GAS FIELD EXPLORATION--1.8%
   3,400   Cross Timbers Oil Co. ..................................       18,063
   5,500   Forest Oil Corp.* ......................................       35,063
   7,500   MCN Energy Group Inc. ..................................      133,594
                                                                     -----------
                                                                         186,720
                                                                     -----------
           OIL & GAS TRANSPORT--0.6%
   6,900   Offshore Logistics, Inc.* ..............................       60,159
                                                                     -----------
           PAPER--0.3%
   1,200   Caraustar Industries, Inc. .............................       30,750
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           PLASTICS--1.1%
   6,600   Tupperware Corp. .......................................  $   115,500
                                                                     -----------
           PUMPS & PUMPING EQUIPMENT--1.1%
   5,000   Graco, Inc. ............................................      108,750
                                                                     -----------
           RECYCLING--0.4%
   3,600   IMCO Recycling, Inc. ...................................       45,225
                                                                     -----------
           RESIDENTIAL CONSTRUCTION--2.1%
   1,800   Beazer Homes USA, Inc.*/** .............................       39,150
   2,100   D.R. Horton, Inc. ......................................       33,469
   6,500   Kaufman and Broad Home Corp. ...........................      146,250
                                                                     -----------
                                                                         218,869
                                                                     -----------
           RESTAURANTS--0.6%
   4,700   Luby's, Inc. ...........................................       66,681
                                                                     -----------
           RETAIL - JEWELRY STORES--1.3%
   5,900   Claire's Stores, Inc. ..................................      130,169
                                                                     -----------
           RETAIL - LUMBER & OTHER BUILDING
             MATERIALS DEALERS--1.0%
   5,300   Hughes Supply, Inc. ....................................      106,994
                                                                     -----------
           RETAIL - SPECIALTY--1.0%
   2,300   Musicland Stores Corp.*/** .............................       27,169
   9,100   Pier 1 Imports, Inc. ...................................       78,488
                                                                     -----------
                                                                         105,657
                                                                     -----------
           RETAIL - SPECIALTY APPAREL--2.3%
   8,100   Cato Corp. (The), Class A ..............................       76,950
   3,500   Ross Stores, Inc. ......................................      160,125
                                                                     -----------
                                                                         237,075
                                                                     -----------
           SAVINGS & LOAN ASSOCIATIONS--2.3%
   5,500   Downey Financial Corp. .................................      111,719
     700   FirstFed Financial Corp.* ..............................       11,856
   5,170   Washington Federal, Inc. ...............................      116,325
                                                                     -----------
                                                                         239,900
                                                                     -----------
           SERVICES - EMPLOYMENT AGENCIES--0.7%
     400   CDI Corp.* .............................................        9,050
   9,400   Olsten Corp. ...........................................       58,163
                                                                     -----------
                                                                          67,213
                                                                     -----------
           STEEL--1.9%
   1,200   Carpenter Technology Corp. .............................       31,125
   6,000   National Steel Corp. ...................................       49,500
   8,900   Oregon Steel Mills, Inc. ...............................       85,106
   3,800   WHX Corp.* .............................................       33,013
                                                                     -----------
                                                                         198,744
                                                                     -----------

--------------------------------------------------------------------------------
                                                                         VALUE
 SHARES                                                                 (NOTE 1)
--------------------------------------------------------------------------------
           TELECOMMUNICATIONS EQUIPMENT--0.8%
   5,100   CellStar Corp.*/** .....................................  $    58,013
     850   Superior TeleCom, Inca. ................................       24,066
                                                                     -----------
                                                                          82,079
                                                                     -----------
           TEXTILES--1.3%
   3,300   Burlington Industries, Inc.*/** ........................       20,419
   4,600   Pillowtex Corp. ........................................      111,550
                                                                     -----------
                                                                         131,969
                                                                     -----------
           TOBACCO--1.3%
   5,000   Universal Corp.-VA .....................................      135,938
                                                                     -----------
           TRANSPORTATION--2.8%
   5,200   Arkansas Best Corp.* ...................................       39,975
   3,800   USFreightways Corp.** ..................................      121,125
   6,200   Varlen Corp. ...........................................      130,200
                                                                     -----------
                                                                         291,300
                                                                     -----------
           UTILITIES--3.7%
   7,000   El Paso Electric Co.*/** ...............................       50,313
   1,600   Hawaiian Electric Industries, Inc. .....................       55,800
   8,600   Public Service Co. of New Mexico .......................      132,225
   5,400   Rochester Gas and Electric Corp. .......................      141,075
                                                                     -----------
                                                                         379,413
                                                                     -----------
           WHOLESALE - SPECIALTY EQUIPMENT--0.2%
   2,500   CHS Electronics, Inc.* .................................       17,500
                                                                     -----------
           Total Common Stocks
             (Cost $10,191,226) ...................................    9,422,321
                                                                     -----------
  PRINCIPAL
AMOUNT (000's)
--------------
           SHORT-TERM INVESTMENT--7.0%
           REPURCHASE AGREEMENT--7.0%
    $717   Bear, Stearns & Co., Inc.
             (Agreement dated 02/26/99 to be
             repurchased at  $717,552)
             4.77%, 03/01/99
             (Cost $717,267) (Note 6) .............................      717,267
                                                                     -----------
           Total Investments -- 98.9%
             (Cost $10,908,493) ...................................   10,139,588
                                                                     -----------
           Other Assets in Excess
             of Liabilities -- 1.1% ...............................      110,486
                                                                     -----------
           Net Assets -- 100.0% ...................................  $10,250,074
                                                                     ===========

----------
  * Non-income producing.
 ** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                       STATEMENT OF ASSETS AND LIABILITIES
                          FEBRUARY 28, 1999 (UNAUDITED)

                                                      MICRO CAP        GROWTH     GROWTH & VALUE   LARGER CAP VALUE  SMALL CAP VALUE
                                                         FUND           FUND           FUND              FUND              FUND
                                                     ------------    -----------  --------------   ----------------  ---------------
ASSETS
   Investments, at value (cost - $105,820,198,
      $76,076,577, $79,406,630, $15,448,746,
      $10,908,493, respectively) ..................  $106,721,095    $78,019,073   $77,983,410       $15,040,186       $10,139,588
   Cash (Note 1) ..................................       180,000             --            --                --                --
   Receivable for investments sold ................     5,046,579      3,562,999     8,387,847        14,208,736           208,071
   Receivable for Fund shares sold ................        12,558         12,343        39,413                --             7,488
   Dividends and interest receivable ..............        40,031         36,880        77,784            37,335            15,969
   Receivable on open futures transactions ........        13,950             --            --                --                --
   Receivable from investment adviser .............            --             --            --               230             2,465
   Prepaid expenses ...............................        18,446         16,244        33,425                --                --
                                                     ------------    -----------   -----------       -----------       -----------
     Total assets .................................   112,032,659     81,647,539    86,521,879        29,286,487        10,373,581
                                                     ------------    -----------   -----------       -----------       -----------
LIABILITIES
   Payable for Fund shares redeemed ...............       423,731         56,503     6,582,947        13,937,020                --
   Payable for investments purchased ..............     2,022,725      3,470,183     1,996,377           379,459           111,161
   Accrued expenses and other liabilities .........       121,696        107,278        93,559            54,693            12,346
                                                     ------------    -----------   -----------       -----------       -----------
     Total liabilities ............................     2,568,152      3,633,964     8,672,883        14,371,172           123,507
                                                     ------------    -----------   -----------       -----------       -----------
NET ASSETS
   Capital stock, $0.001 par value ................         7,185          6,409         5,314             1,321               926
   Paid-in capital ................................   101,401,498     86,004,844    82,774,827        16,747,662        10,762,680
   Undistributed net investment income/(loss) .....      (269,363)      (165,905)       24,098            32,882            27,025
   Accumulated net realized gain/(loss) from
      investments and futures transactions, if any      7,505,565     (9,774,269)   (3,532,023)       (1,457,990)          228,348
   Net unrealized appreciation/(depreciation) on
      investments and futures transactions, if any        819,622      1,942,496    (1,423,220)         (408,560)         (768,905)
                                                     ------------    -----------   -----------       -----------       -----------
   Net assets applicable to shares outstanding ....  $109,464,507    $78,013,575   $77,848,996       $14,915,315       $10,250,074
                                                     ============    ===========   ===========       ===========       ===========
Shares outstanding ................................     7,184,447      6,408,806     5,290,775         1,196,511           910,189
                                                     ------------    -----------   -----------       -----------       -----------
Net asset value, offering and redemption
price per share ...................................        $15.24         $12.17        $14.71            $12.47            $11.26
                                                           ======         ======        ======            ======            ======

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                             STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (UNAUDITED)

                                                      MICRO CAP        GROWTH     GROWTH & VALUE   LARGER CAP VALUE  SMALL CAP VALUE
                                                         FUND           FUND           FUND              FUND              FUND*
                                                     ------------    -----------  --------------   ----------------  ---------------
INVESTMENT INCOME
   Dividends ......................................  $    84,799**   $   149,058** $   686,156        $   273,499      $  34,719
   Interest (Note 5) ..............................      234,403         123,676       107,504             20,282         12,052
                                                     -----------     -----------   -----------        -----------      ---------
                                                         319,202         272,734       793,660            293,781         46,771
                                                     -----------     -----------   -----------        -----------      ---------
EXPENSES
   Advisory fees ..................................      441,424         328,979       433,125            108,408         13,879
   Co-Administration fees .........................      102,999          76,762       101,062             44,727         19,737
   Administrative services fees ...................       88,284          65,796        86,625             21,682          2,962
   Transfer agent fees and expenses ...............       35,500          33,655        55,754             20,345         10,400
   Printing .......................................       20,192          17,418        13,128              1,645          1,643
   Custodian fees and expenses ....................       17,657          13,159        17,325              4,336            592
   Audit and legal fees ...........................       12,092          11,529        12,736              6,321          2,100
   Federal and state registration fees ............        6,459           7,659         2,927             14,120          5,260
   Other ..........................................        6,974           5,493         4,555              3,866          1,679
                                                     -----------     -----------   -----------        -----------      ---------
      Total expenses before waivers and
         reimbursements ...........................      731,581         560,450       727,237            225,450         58,252
      Less: waivers and reimbursements ............     (143,016)       (121,811)     (149,737)           (80,906)       (38,506)
                                                     -----------     -----------   -----------        -----------      ---------
      Total expenses after waivers and
         reimbursements ...........................      588,565         438,639       577,500            144,544         19,746
                                                     -----------     -----------   -----------        -----------      ---------
   Net investment income/(loss) ...................     (269,363)       (165,905)      216,160            149,237         27,025
                                                     -----------     -----------   -----------        -----------      ---------
NET REALIZED AND UNREALIZED  GAIN/(LOSS) ON
      INVESTMENTS AND FUTURES TRANSACTIONS:
   Net realized gain/(loss) from:
      Investments .................................    7,043,170      (7,455,631)   (3,165,316)        (1,328,014)       228,348
      Futures transactions ........................      358,045              --            --                 --             --
   Net change in unrealized depreciation on:
      Investments .................................   23,667,594      26,616,560    28,618,795          5,902,312       (768,905)
      Futures transactions ........................      501,675              --            --                 --             --
                                                     -----------     -----------   -----------        -----------      ---------
   Net realized and unrealized gain/(loss) on
      investments and futures transactions ........   31,570,484      19,160,929    25,453,479          4,574,298       (540,557)
                                                     -----------     -----------   -----------        -----------      ---------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ................................  $31,301,121     $18,995,024   $25,669,639        $ 4,723,535      $(513,532)
                                                     ===========     ===========   ===========        ===========      =========

----------
 * Commenced operations on November 30, 1998.
** Net of foreign withholding taxes of $167 and $41, respectively.

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                      MICRO CAP
                                                                                                        FUND
                                                                                     -----------------------------------------

                                                                                          FOR THE                 FOR THE
                                                                                      SIX MONTHS ENDED             FISCAL
                                                                                     FEBRUARY 28, 1999           YEAR ENDED
                                                                                        (UNAUDITED)            AUGUST 31, 1998
                                                                                     -----------------         ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income/(loss) ..................................................     $   (269,363)            $    (572,389)
   Net realized gain/(loss) from investments and futures transactions, if any ....        7,401,215                19,400,519
   Net change in unrealized appreciation/(depreciation) on investments and
      futures transactions, if any ...............................................       24,169,269               (44,713,083)
                                                                                       ------------              ------------
   Net increase/(decrease) in net assets resulting from operations ...............       31,301,121               (25,884,953)
                                                                                       ------------              ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .........................................................               --                        --
   Net realized capital gains ....................................................       (7,942,123)              (19,435,152)
                                                                                       ------------              ------------
   Total dividends and distributions to shareholders .............................       (7,942,123)              (19,435,152)
                                                                                       ------------              ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) ...........................................      (13,160,924)                2,467,039
                                                                                       ------------              ------------
   Total increase/(decrease) in net assets .......................................       10,198,074               (42,853,066)
NET ASSETS
   Beginning of period ...........................................................       99,266,433               142,119,499
                                                                                       ------------              ------------
   End of period .................................................................     $109,464,507              $ 99,266,433
                                                                                       ============              ============


                                                                                                    GROWTH
                                                                                                     FUND
                                                                                     -----------------------------------

                                                                                         FOR THE             FOR THE
                                                                                     SIX MONTHS ENDED         FISCAL
                                                                                     FEBRUARY 28, 1999      YEAR ENDED
                                                                                        (UNAUDITED)      AUGUST 31, 1998
                                                                                     -----------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income/(loss) ..................................................      $   (165,905)      $   (605,792)
   Net realized gain/(loss) from investments and futures transactions, if any ....        (7,455,631)         7,631,010
   Net change in unrealized appreciation/(depreciation) on investments and
      futures transactions, if any ...............................................        26,616,560        (39,943,640)
                                                                                        ------------       ------------
   Net increase/(decrease) in net assets resulting from operations ...............        18,995,024        (32,918,422)
                                                                                        ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .........................................................                --                 --
   Net realized capital gains ....................................................           (39,086)       (19,099,345)
                                                                                        ------------       ------------
   Total dividends and distributions to shareholders .............................           (39,086)       (19,099,345)
                                                                                        ------------       ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) ...........................................       (18,781,907)        12,133,413
                                                                                        ------------       ------------
   Total increase/(decrease) in net assets .......................................           174,031        (39,884,354)
NET ASSETS
   Beginning of period ...........................................................        77,839,544        117,723,898
                                                                                        ------------       ------------
   End of period .................................................................      $ 78,013,575       $ 77,839,544
                                                                                        ============       ============


                                                                                               GROWTH & VALUE
                                                                                                    FUND
                                                                                     -------------------------------------

                                                                                          FOR THE              FOR THE
                                                                                      SIX MONTHS ENDED          FISCAL
                                                                                     FEBRUARY 28, 1999        YEAR ENDED
                                                                                        (UNAUDITED)        AUGUST 31, 1998
                                                                                     -----------------     ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income/(loss) ..................................................     $    216,160          $    389,134
   Net realized gain/(loss) from investments and futures transactions, if any ....       (3,165,316)           15,859,151
   Net change in unrealized appreciation/(depreciation) on investments and
      futures transactions, if any ...............................................       28,618,795           (33,971,552)
                                                                                       ------------          ------------
   Net increase/(decrease) in net assets resulting from operations ...............       25,669,639           (17,723,267)
                                                                                       ------------          ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .........................................................         (497,210)             (237,074)
   Net realized capital gains ....................................................      (10,970,699)          (10,728,727)
                                                                                       ------------          ------------
   Total dividends and distributions to shareholders .............................      (11,467,909)          (10,965,801)
                                                                                       ------------          ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) ...........................................      (46,528,930)           86,374,444
                                                                                       ------------          ------------
   Total increase/(decrease) in net assets .......................................      (32,327,200)           57,685,376
NET ASSETS
   Beginning of period ...........................................................      110,176,196            52,490,820
                                                                                       ------------          ------------
   End of period .................................................................     $ 77,848,996(a)       $110,176,196(b)
                                                                                       ============          ============


                                                                                             LARGER CAP VALUE
                                                                                                   FUND
                                                                                     -------------------------------------

                                                                                          FOR THE         FOR THE PERIOD
                                                                                      SIX MONTHS ENDED   DECEMBER 9, 1997*
                                                                                     FEBRUARY 28, 1999       THROUGH
                                                                                        (UNAUDITED)      AUGUST 31, 1998
                                                                                     -----------------  -----------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income/(loss) ..................................................      $   149,237       $   137,375
   Net realized gain/(loss) from investments and futures transactions, if any ....       (1,328,014)          412,725
   Net change in unrealized appreciation/(depreciation) on investments and
      futures transactions, if any ...............................................        5,902,312        (6,310,872)
                                                                                        -----------       -----------
   Net increase/(decrease) in net assets resulting from operations ...............        4,723,535        (5,760,772)
                                                                                        -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .........................................................         (253,730)               --
   Net realized capital gains ....................................................         (542,701)               --
                                                                                        -----------       -----------
   Total dividends and distributions to shareholders .............................         (796,431)               --
                                                                                        -----------       -----------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) ...........................................      (14,268,340)       31,017,323
                                                                                        -----------       -----------
   Total increase/(decrease) in net assets .......................................      (10,341,236)       25,256,551
NET ASSETS
   Beginning of period ...........................................................       25,256,551                --
                                                                                        -----------       -----------
   End of period .................................................................      $14,915,315(c)    $25,256,551(d)
                                                                                        ===========       ===========


                                                                                       SMALL CAP VALUE
                                                                                             FUND
                                                                                     ------------------
                                                                                       FOR THE PERIOD
                                                                                     NOVEMBER 30, 1998*
                                                                                          THROUGH
                                                                                     FEBRUARY 28, 1999
                                                                                         (UNAUDITED)
                                                                                     ------------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income/(loss) ..................................................      $    27,025
   Net realized gain/(loss) from investments and futures transactions, if any ....          228,348
   Net change in unrealized appreciation/(depreciation) on investments and
      futures transactions, if any ...............................................         (768,905)
                                                                                        -----------
   Net increase/(decrease) in net assets resulting from operations ...............         (513,532)
                                                                                        -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .........................................................               --
   Net realized capital gains ....................................................               --
                                                                                        -----------
   Total dividends and distributions to shareholders .............................               --
                                                                                        -----------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) ...........................................       10,763,606
                                                                                        -----------
   Total increase/(decrease) in net assets .......................................       10,250,074
NET ASSETS
   Beginning of period ...........................................................               --
                                                                                        -----------
   End of period .................................................................      $10,250,074(e)
                                                                                        ===========

----------
  * Commencement of operations.
(a) Includes undistributed net investment income of $24,098.
(b) Includes undistributed net investment income of $305,148.
(c) Includes undistributed net investment income of $32,882.
(d) Includes undistributed net investment income of $137,375.
(e) Includes undistributed net investment income of $27,025.

The accompanying notes are an integral part of the financial statements.


                                      28&29

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                          MICRO CAP FUND
                                                           -------------------------------------------------------------------------
                                                                FOR THE                                               FOR THE PERIOD
                                                           SIX MONTHS ENDED      FOR THE FISCAL    FOR THE FISCAL      JUNE 3, 1996*
                                                           FEBRUARY 28, 1999       YEAR ENDED        YEAR ENDED           THROUGH
                                                              (UNAUDITED)        AUGUST 31, 1998   AUGUST 31, 1997   AUGUST 31, 1996
                                                           -----------------     ---------------   ---------------   ---------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period .....................      $  12.52              $ 18.47         $  11.67           $ 12.00
                                                                --------              -------         --------           -------
Net investment income/(loss)(1) ..........................         (0.04)               (0.07)           (0.01)             0.01
Net realized and unrealized gain/(loss) on investments and
   futures transactions, if any(2) .......................          3.79                (3.23)            6.82             (0.34)
                                                                --------              -------         --------           -------
Net increase/(decrease) in net assets
   resulting from operations .............................          3.75                (3.30)            6.81             (0.33)
                                                                --------              -------         --------           -------
Dividends and distributions to shareholders from:
Net investment income ....................................            --                   --            (0.01)               --
Net realized capital gains ...............................         (1.03)               (2.65)              --                --
                                                                --------              -------         --------           -------
Total dividends and distributions to shareholders ........         (1.03)               (2.65)           (0.01)               --
                                                                --------              -------         --------           -------
Net asset value, end of period ...........................      $  15.24              $ 12.52         $  18.47           $ 11.67
                                                                ========              =======         ========           =======
Total investment return(3) ...............................         31.94%              (20.74)%          58.41%            (2.75)%
                                                                ========              =======         ========           =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ................      $109,465              $99,266         $142,119           $14,100
Ratio of expenses to average net assets(1) ...............          1.00%(4)             1.00%            1.00%             1.00%(4)
Ratio of expenses to average net assets without waivers and
   expense reimbursements ................................          1.24%(4)             1.23%            1.45%             3.45%(4)
Ratio of net investment income/(loss) to average net assets(1)     (0.46)%(4)           (0.41)%          (0.06)%            0.73%(4)
Portfolio turnover rate ..................................        161.89%              408.70%          233.49%            42.92%


                                                                                           GROWTH FUND
                                                            ----------------------------------------------------------------------
                                                                 FOR THE                                            FOR THE PERIOD
                                                            SIX MONTHS ENDED     FOR THE FISCAL    FOR THE FISCAL    JUNE 3, 1996*
                                                            FEBRUARY 28, 1999      YEAR ENDED        YEAR ENDED         THROUGH
                                                              (UNAUDITED)        AUGUST 31, 1998   AUGUST 31, 1997  AUGUST 31, 1996
                                                            -----------------    ---------------   ---------------  ---------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period .....................     $  9.75               $ 16.29          $  11.84         $ 12.00
                                                               -------               -------          --------         -------
Net investment income/(loss)(1) ..........................       (0.03)                (0.07)            (0.04)           0.01
Net realized and unrealized gain/(loss) on investments and
   futures transactions, if any(2) .......................        2.46                 (3.98)             4.50           (0.17)
                                                                ------               -------          --------         -------
Net increase/(decrease) in net assets
   resulting from operations .............................        2.43                 (4.05)             4.46           (0.16)
                                                                ------               -------          --------         -------
Dividends and distributions to shareholders from:
Net investment income ....................................          --                    --             (0.01)             --
Net realized capital gains ...............................       (0.01)                (2.49)               --              --
                                                                ------               -------          --------         -------
Total dividends and distributions to shareholders ........       (0.01)                (2.49)            (0.01)             --
                                                                ------               -------          --------         -------
Net asset value, end of period ...........................     $ 12.17               $  9.75          $  16.29         $ 11.84
                                                               =======               =======          ========         =======
Total investment return(3) ...............................       24.88%               (29.03)%           37.69%          (1.33)%
                                                               =======               =======          ========         =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ................     $78,014               $77,840          $117,724         $26,756
Ratio of expenses to average net assets(1) ...............        1.00%(4)              1.00%             1.00%           1.00%(4)
Ratio of expenses to average net assets without waivers and
   expense reimbursements ................................        1.28%(4)              1.24%             1.40%           2.62%(4)
Ratio of net investment income/(loss) to average net assets(1)   (0.38)%(4)            (0.50)%           (0.38)%          0.71%(4)
Portfolio turnover rate ..................................      158.91%               338.40%           266.25%          19.21%

----------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the respective periods.
(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.
(4) Annualized.

The accompanying notes are an integral part of the financial statements.

                                      30&31

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]
                        FINANCIAL HIGHLIGHTS (CONTINUED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                       GROWTH & VALUE FUND
                                                              ----------------------------------------------------------------------

                                                                   FOR THE                                            FOR THE PERIOD
                                                              SIX MONTHS ENDED    FOR THE FISCAL    FOR THE FISCAL     JUNE 3, 1996*
                                                              FEBRUARY 28, 1999     YEAR ENDED        YEAR ENDED          THROUGH
                                                                 (UNAUDITED)     AUGUST 31, 1998   AUGUST 31, 1997   AUGUST 31, 1996
                                                              -----------------  ---------------   ---------------   ---------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period .........................     $ 13.30           $ 17.16           $ 11.56           $12.00
                                                                   -------          --------           -------           ------
Net investment income/(loss)(1) ..............................        0.03              0.05              0.08             0.03
Net realized and unrealized gain/(loss) on investments and
   futures transactions, if any(2) ...........................        2.81             (1.24)             5.58            (0.47)
                                                                   -------          --------           -------           ------
Net increase/(decrease) in net assets resulting from operations       2.84             (1.19)             5.66            (0.44)
                                                                   -------          --------           -------           ------
Dividends and distributions to shareholders from:
Net investment income ........................................       (0.06)            (0.06)            (0.06)              --
Net realized capital gains ...................................       (1.37)            (2.61)               --               --
                                                                   -------          --------           -------           ------
Total dividends and distributions to shareholders ............       (1.43)            (2.67)            (0.06)              --
                                                                   -------          --------           -------           ------
Net asset value, end of period ...............................     $ 14.71          $  13.30           $ 17.16           $11.56
                                                                   =======          ========           =======           ======
Total investment return(3) ...................................       23.34%            (8.97)%           49.11%           (3.67)%
                                                                   =======          ========           =======           ======
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ....................     $77,849          $110,176           $52,491           $3,813
Ratio of expenses to average net assets(1) ...................        1.00%(4)          1.00%             1.00%            1.00%(4)
Ratio of expenses to average net assets without waivers and
   expense reimbursements ....................................        1.26%(4)          1.26%             1.81%            8.98%(4)
Ratio of net investment income/(loss) to average net assets(1)        0.37%(4)          0.36%             0.79%            1.89%(4)
Portfolio turnover rate ......................................      183.03%           341.73%           263.83%            5.25%

                                                                        LARGER CAP VALUE FUND          SMALL CAP VALUE FUND
                                                                ------------------------------------   --------------------
                                                                                                         FOR THE PERIOD
                                                                     FOR THE         FOR THE PERIOD     NOVEMBER 30, 1998*
                                                                SIX MONTHS ENDED    DECEMBER 9, 1997*         THROUGH
                                                                FEBRUARY 28, 1999       THROUGH         FEBRUARY 28, 1999
                                                                   (UNAUDITED)       AUGUST 31, 1998        (UNAUDITED)
                                                                -----------------   -----------------   -----------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period .........................       $ 10.84            $ 12.00              $ 12.00
                                                                     -------            -------              -------
Net investment income/(loss)(1) ..............................          0.08               0.06                 0.03
Net realized and unrealized gain/(loss) on investments and
   futures transactions, if any(2) ...........................          1.89              (1.22)               (0.77)
                                                                     -------            -------              -------
Net increase/(decrease) in net assets resulting from operations         1.97              (1.16)               (0.74)
                                                                     -------            -------              -------
Dividends and distributions to shareholders from:
Net investment income ........................................        (0.11)                 --                   --
Net realized capital gains ...................................        (0.23)                 --                   --
                                                                     -------            -------              -------
Total dividends and distributions to shareholders ............        (0.34)                 --                   --
                                                                     -------            -------              -------
Net asset value, end of period ...............................       $ 12.47            $ 10.84              $ 11.26
                                                                     =======            =======              =======
Total investment return(3) ...................................         18.42%             (9.67)%              (6.17)%
                                                                     =======            =======              =======
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ....................       $14,915            $25,257              $10,250
Ratio of expenses to average net assets(1) ...................          1.00%(4)           1.00%(4)             1.00%(4)
Ratio of expenses to average net assets without waivers and
   expense reimbursements ....................................          1.56%(4)           2.20%(4)             2.95%(4)
Ratio of net investment income/(loss) to average net assets(1)          1.03%(4)           1.26%(4)             1.37%(4)
Portfolio turnover rate ......................................        165.09%            166.81%               66.28%

----------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the respective periods.
(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.
(4) Annualized.

The accompanying notes are an integral part of the financial statements.

                                      32&33

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
                              SMALL CAP VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has sixteen investment portfolios, including the N/I NUMERIC INVESTORS FAMILY OF FUNDS ("n/i numeric investors Family") which consists of five diversified portfolios: N/I NUMERIC INVESTORS Micro Cap Fund ("Micro Cap Fund"), N/I NUMERIC INVESTORS Growth Fund ("Growth Fund"), N/I NUMERIC INVESTORS Growth & Value Fund ("Growth & Value Fund"), N/I NUMERIC INVESTORS Larger Cap Value Fund ("Larger Cap Value Fund") and N/I NUMERIC
INVESTORS Small Cap Value Fund ("Small Cap Value Fund") (each a "Fund", collectively the "Funds").

RBB has  authorized  capital of thirty  billion  shares of common stock of which
19.83 billion are currently classified into ninety-seven classes. Each class represents an interest in one of sixteen investment portfolios of RBB. The classes have been grouped into fifteen separate "families", nine of which have begun investment operations.

PORTFOLIO VALUATION -- The net asset value of each Fund is calculated as of the close of regular trading on the NYSE on each business day. Each Fund's securities are valued at the last reported sales price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. With the approval of RBB's Board of Directors, each Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. The preparation of financial statements requires the use of estimates by management. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of each Fund.

REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which Numeric Investors L.P.(R) (the Funds' "Adviser" or "Numeric") considers creditworthy pursuant to criteria approved by RBB's Board of Directors. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Numeric marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Expenses not directly attributable to a specific Fund are allocated based on relative net assets of each Fund.

FINANCIAL FUTURES TRANSACTIONS -- Each Fund may invest in financial futures contracts for hedging purposes, including conversion of cash to equity. When entering into a futures contract, each Fund makes a deposit of an initial margin with its custodian in a segregated account in the name of the futures broker. Subsequent payments to or from the broker, called variation margin, are made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable. When the contracts are closed, a gain or loss is realized equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contracts.

The risks related to the use of futures contracts include: (i) the correlation between movements in the market price of a Fund's investments (held or intended for purchase) being hedged and in the price of the futures contract may be imperfect; (ii) possible lack of a liquid secondary market for closing out futures positions; (iii) the need for additional portfolio management skills and techniques; and (iv) losses due to unanticipated market movements. Successful use of futures by the Funds is subject to Numeric's ability to predict correctly movements in the direction of the market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract.

As of February 28, 1999, Micro Cap Fund held 20 Russell 2000 Growth Index futures contracts expiring on March 18, 1999. The value of such contracts on February 28, 1999 was $3,933,500 thereby resulting in an unrealized loss of $81,275. The Micro Cap Fund has deposited $180,000 in a segregated account, as a margin deposit for the futures transactions. The margin deposit is included under the caption CASH in the Statement of Assets and Liabilities.

The Funds had no other futures transactions for the period ended February 28, 1999.

DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income, if any, will be declared and paid at least annually to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles.

U.S. FEDERAL TAX STATUS -- No provision is made for U.S. federal income taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and substantially all excise taxes.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Numeric serves as each Fund's investment adviser. For its advisory services, Numeric is entitled to receive 0.75% of each Fund's average daily net assets, computed daily and payable monthly.

The Adviser has voluntarily agreed to limit each Fund's total operating expenses for the current and the following fiscal year to the extent that such expenses exceeded 1.00% of each Fund's average daily net assets. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended February 28, 1999 (unless otherwise indicated), investment advisory fees, waivers and reimbursements of expenses were as follows:

                             GROSS                       NET          EXPENSE
FUND                     ADVISORY FEES   WAIVERS    ADVISORY FEES  REIMBURSEMENT
----                     -------------  ---------   -------------  -------------
Micro Cap Fund .........    $441,424    $(60,617)      $380,807            --
Growth Fund ............     328,979     (60,402)       268,577            --
Growth & Value Fund ....     433,125     (74,662)       358,463            --
Larger Cap Value Fund ..     108,408     (35,811)        72,597            --
Small Cap Value Fund* ..      13,879     (13,879)            --        $8,382

-----------
*Commenced operations on November 30, 1998.

The Funds will not pay Numeric at a later time for any amounts it may waive or any amounts which Numeric has assumed.

PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, National Association, and Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serve as co-administrators for each Fund. For providing administrative services PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets subject to a minimum monthly fee of $6,250 per Fund. BSFM is entitled to receive a monthly fee equal to an annual rate of 0.05% on the first $150 million and 0.02% of each Fund's average daily net assets thereafter.

For the six months ended February 28, 1999 (unless otherwise indicated), PFPC, at its discretion, voluntarily agreed to waive a portion of its co-administration fees for each Fund. During such period, PFPC's co-administration fees and related waivers were as follows:

                                               PFPC GROSS             PFPC            PFPC NET
FUND                                     CO-ADMINISTRATION FEES      WAIVERS   CO-ADMINISTRATION FEES
----                                     ----------------------      -------   ----------------------
Micro Cap Fund ........................        $73,571             $ (5,886)         $67,685
Growth Fund ...........................         54,830               (4,386)          50,444
Growth & Value Fund ...................         72,187               (5,775)          66,412
Larger Cap Value Fund .................         37,499              (18,750)          18,749
Small Cap Value Fund* .................         18,750               (9,375)           9,375

----------
* Commenced operations on November 30, 1998.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
                              SMALL CAP VALUE FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

In addition, PFPC serves as each Fund's transfer and dividend disbursing agent. PFPC, at its discretion, voluntarily agreed to waive a portion of its transfer agency fees for Larger Cap Value Fund and Small Cap Value Fund. For the six months ended February 28, 1999 (unless otherwise indicated), transfer agency fees and waivers were as follows:

                                                 GROSS                                  NET
                                            TRANSFER AGENCY                       TRANSFER AGENCY
FUND                                             FEES               WAIVERS            FEES
----                                        ---------------        --------       ---------------
Micro Cap Fund ........................        $35,500                  --            $35,500
Growth Fund ...........................         33,655                  --             33,655
Growth & Value Fund ...................         55,754                  --             55,754
Larger Cap Value Fund .................         20,345             $(9,000)            11,345
Small Cap Value Fund* .................         10,400              (4,500)             5,900

----------
* Commenced operations on November 30, 1998.

Provident Distributors, Inc. ("PDI") provides certain administrative services to each Fund. As compensation for such administrative services, PDI is entitled to receive a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets.

For the six months ended  February 28, 1999 (unless  otherwise  indicated),  PDI has, at its discretion, voluntarily agreed to waive a portion of its administrative services fees for each Fund. For the six months ended February 28, 1999, (unless otherwise indicated) administrative services fees and waivers were as follows:

                                                 GROSS
                                            ADMINISTRATIVE                      NET ADMINISTRATIVE
FUND                                         SERVICES FEES          WAIVERS        SERVICES FEES
----                                        --------------         ---------    ------------------
Micro Cap Fund ........................         $88,284            $(76,513)          $11,771
Growth Fund ...........................          65,796             (57,023)            8,773
Growth & Value Fund ...................          86,625             (69,300)           17,325
Larger Cap Value Fund .................          21,682             (17,345)            4,337
Small Cap Value Fund * ................           2,962              (2,370)              592

----------
* Commenced operations on November 30, 1998.

These fees are computed daily and paid monthly.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
                              SMALL CAP VALUE FUND

                 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. INVESTMENT IN SECURITIES

For U.S. federal income tax purposes, the costs of securities owned at February 28, 1999 were $106,220,875, $76,647,798, $81,698,915, $15,867,552 and
$10,955,329 for Micro Cap Fund, Growth Fund, Growth & Value Fund, Larger Cap Value Fund and Small Cap Value Fund, respectively. Accordingly, the net unrealized appreciation/(depreciation) on investments were as follows:

                                                 GROSS              GROSS        NET APPRECIATION/
FUND                                         APPRECIATION       DEPRECIATION      (DEPRECIATION)
----                                         ------------       ------------     ----------------
Micro Cap Fund ........................       $8,969,717        $(8,469,497)        $   500,220
Growth Fund ...........................        7,632,275         (6,261,000)          1,371,275
Growth & Value Fund ...................        4,076,477         (7,791,982)         (3,715,505)
Larger Cap Value Fund .................          478,262         (1,305,628)           (827,366)
Small Cap Value Fund ..................          204,194         (1,019,935)           (815,741)

For the six months ended February 28, 1999 (unless otherwise indicated), aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

FUND                                                             PURCHASES              SALES
----                                                           ------------         ------------
Micro Cap Fund ...........................................     $176,627,939         $195,227,361
Growth Fund ..............................................      132,413,284          150,938,109
Growth & Value Fund ......................................      201,623,909          256,770,911
Larger Cap Value Fund ....................................       42,968,990           57,276,322
Small Cap Value Fund* ....................................       14,682,473            4,719,595

-----------
* Commenced operations on November 30, 1998.

4. CAPITAL SHARE TRANSACTIONS

As of February 28, 1999 each Fund has 50,000,000 shares of $0.001 par value common stock authorized.Transactions in capital shares for the respective periods were as follows:


                                                                MICRO CAP FUND
                                          -------------------------------------------------------
                                                   FOR THE
                                               SIX MONTHS ENDED                   FOR THE
                                               FEBRUARY 28, 1999             FISCAL YEAR ENDED
                                                  (UNAUDITED)                 AUGUST 31, 1998
                                          -------------------------      ------------------------
                                            SHARES        AMOUNT           SHARES       AMOUNT
                                          ----------   ------------      ----------  ------------
Sales .................................      197,323   $  2,934,395       1,392,858  $ 25,611,592
Repurchases ...........................   (1,580,902)   (23,876,699)     (2,358,739)  (41,957,147)
Reinvestments .........................      636,739      7,781,380       1,202,851    18,812,594
                                          ----------   ------------      ----------  ------------
Net increase/(decrease) ...............     (746,840)  $(13,160,924)        236,970  $  2,467,039
                                          ==========   ============      ==========  ============

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                                GROWTH FUND
                                         -------------------------------------------------------
                                                   FOR THE
                                               SIX MONTHS ENDED                   FOR THE
                                               FEBRUARY 28, 1999             FISCAL YEAR ENDED
                                                  (UNAUDITED)                 AUGUST 31, 1998
                                         -------------------------      ------------------------
                                           SHARES       AMOUNT            SHARES       AMOUNT
                                         ----------   ------------      ----------  ------------
Sales .................................     609,064   $  6,824,684       1,479,501  $ 22,184,785
Repurchases ...........................  (2,184,751)   (25,643,705)     (2,118,359)  (28,742,059)
Reinvestments .........................       3,862         37,114       1,392,749    18,690,687
                                         ----------   ------------      ----------  ------------
Net increase/(decrease) ...............  (1,571,825)  $(18,781,907)        753,891  $ 12,133,413
                                         ==========   ============      ==========  ============

                                                             GROWTH & VALUE FUND
                                          --------------------------------------------------------
                                                   FOR THE
                                               SIX MONTHS ENDED                   FOR THE
                                               FEBRUARY 28, 1999             FISCAL YEAR ENDED
                                                  (UNAUDITED)                 AUGUST 31, 1998
                                          --------------------------     -------------------------
                                            SHARES         AMOUNT          SHARES        AMOUNT
                                          ----------    ------------     ----------    -----------
Sales .................................      644,513    $  9,147,928      6,593,529   $109,780,075
Repurchases ...........................   (4,538,553)    (66,829,874)    (2,051,495)   (33,888,666)
Reinvestments .........................      897,920      11,153,016        685,614     10,483,035
                                          ----------    ------------     ----------   ------------
Net increase/(decrease) ...............   (2,996,120)   $(46,528,930)     5,227,648   $ 86,374,444
                                          ==========    ============     ==========   ============

                                                               LARGER CAP VALUE FUND
                                             --------------------------------------------------------
                                                     FOR THE
                                                 SIX MONTHS ENDED               FOR THE PERIOD
                                                 FEBRUARY 28, 1999             DECEMBER 9, 1997*
                                                    (UNAUDITED)             THROUGH AUGUST 31, 1998
                                             ------------------------      --------------------------
                                               SHARES        AMOUNT          SHARES          AMOUNT
                                             ----------    ----------       ---------     -----------
Sales .................................         201,636  $  2,434,703       2,499,708     $33,270,205
Repurchases ...........................      (1,403,705)  (17,489,656)       (169,292)     (2,252,882)
Reinvestments .........................          68,164       786,613              --              --
                                             ----------  ------------       ---------     -----------
Net increase/(decrease) ...............      (1,133,905) $(14,268,340)      2,330,416     $31,017,323
                                             ==========  ============       =========     ===========

-----------
* Commencement of operations.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


                                                    SMALL CAP VALUE FUND
                                                 --------------------------
                                                       FOR THE PERIOD
                                                 NOVEMBER 30, 1998* THROUGH
                                                      FEBRUARY 28, 1999
                                                        (UNAUDITED)
                                                 --------------------------
                                                    SHARES        AMOUNT
                                                   -------     -----------
Sales .................................            937,406     $11,077,953
Repurchases ...........................            (27,217)       (314,347)
                                                   -------     -----------
Net increase ..........................            910,189     $10,763,606
                                                   =======     ===========

-----------
* Commencement of operations.

5. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and securities collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds. The market value of securities on loan to brokers and the related value of securities collateral (represented by U.S. Treasury Obligations) and indemnification received at February 28, 1999, was as follows:

                                          VALUE OF SECURITIES  VALUE OF COLLATERAL
FUND                                            ON LOAN        AND INDEMNIFICATION
----                                      -------------------  -------------------
Micro Cap Fund ........................      $16,612,251          $16,940,414
Growth Fund ...........................        4,874,453            4,972,455
Growth & Value Fund ...................        7,118,514            7,265,639
Larger Cap Value Fund .................          851,152              871,224
Small Cap Value Fund ..................          858,485              880,746


For the six months ended February 28, 1999, income from securities lending was $34,444, $24,827, $18,255 and $2,088 for Micro Cap Fund, Growth Fund, Growth & Value Fund and Larger Cap Value Fund, respectively. During the period from November 30, 1998 (commencement of operations) through February 28, 1999, income from securities lending was $432 for Small Cap Value Fund. Such income from securities lending is included under the caption Interest in the Statement of Operations.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

6. COLLATERAL FOR REPURCHASE AGREEMENTS

Listed below is the collateral associated with each repurchase agreement with Bear, Stearns & Co. Inc., outstanding at February 28, 1999:


                                                                                 MICRO CAP FUND
                                               -------------------------------------------------------------------------------------
                                               PRINCIPAL
                                                AMOUNT                                                        ACCRUED       TOTAL
ISSUER                                          (000'S)     MATURITY    INTEREST RATE     MARKET VALUE       INTEREST       VALUE
------                                         ---------    --------    -------------     ------------       --------     ----------
United States Treasury Note .................    6,585      05/15/99        6.375%         $6,605,545        $120,604     $6,726,149
                                                                                           ==========        ========     ==========



                                                                                  GROWTH FUND
                                               -------------------------------------------------------------------------------------
                                               PRINCIPAL
                                                AMOUNT                                                        ACCRUED       TOTAL
ISSUER                                          (000'S)     MATURITY    INTEREST RATE     MARKET VALUE       INTEREST       VALUE
------                                         ---------    --------    -------------     ------------       --------     ----------
United States Treasury Note .................    2,745      08/15/99        8.000%         $2,784,006         $ 7,280     $2,791,286
                                                                                           ==========         =======     ==========



                                                                               GROWTH & VALUE FUND
                                               -------------------------------------------------------------------------------------
                                               PRINCIPAL
                                                AMOUNT                                                        ACCRUED       TOTAL
ISSUER                                          (000'S)     MATURITY    INTEREST RATE     MARKET VALUE       INTEREST       VALUE
------                                         ---------    --------    -------------     ------------       --------     ----------
United States Treasury Bill .................      480      05/27/99           --          $  474,538              --     $  474,538
United States Treasury Note .................    1,345      08/15/99        8.000%          1,364,112         $ 3,567      1,367,679
                                                                                           -----------        -------     ----------
   Total ....................................                                              $1,838,650         $ 3,567     $1,842,217
                                                                                           ==========         =======     ==========



                                                                               LARGER CAP VALUE FUND
                                               -------------------------------------------------------------------------------------
                                               PRINCIPAL
                                                AMOUNT                                                        ACCRUED       TOTAL
ISSUER                                          (000'S)     MATURITY    INTEREST RATE     MARKET VALUE       INTEREST       VALUE
------                                         ---------    --------    -------------     ------------       --------     ----------
United States Treasury Bill .................      445      04/29/99           --          $  441,467              --     $  441,467
United States Treasury Bill .................      315      05/27/99           --             311,415              --        311,415
                                                                                           ----------        --------     ----------
   Total ....................................                                              $  752,882              --     $  752,882
                                                                                           ==========        ========     ==========



                                                                                SMALL CAP VALUE FUND
                                              --------------------------------------------------------------------------------------
                                               PRINCIPAL
                                                AMOUNT                                                        ACCRUED       TOTAL
ISSUER                                          (000'S)     MATURITY    INTEREST RATE     MARKET VALUE       INTEREST       VALUE
------                                         ---------    --------    -------------     ------------       --------     ----------
United States Treasury Bill .................      100      04/01/99           --          $   99,582              --     $   99,582
United States Treasury Bill .................      280      04/29/99           --             277,777              --        277,777
United States Treasury Bill .................      360      05/20/99           --             356,242              --        356,242
                                                                                           ----------        --------     ----------
   Total ....................................                                              $  733,601              --     $  733,601
                                                                                           ==========        ========     ==========


                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                               One Memorial Drive
                               Cambridge, MA 02142

                            1-800-numeric [686-3742]
                             http://www.numeric.com

                    INVESTMENT ADVISER
                       Numeric Investors L.P.(R)
                       One Memorial Drive
                       Cambridge, MA 02142

                    CO-ADMINISTRATORS
                       Bear Stearns Funds Management Inc.
                       575 Lexington Avenue
                       New York, NY 10022

                       PFPC Inc.
                       Bellevue Corporate Center
                       400 Bellevue Parkway
                       Wilmington, DE 19809

                    DISTRIBUTOR
                       Provident Distributors,Inc.
                       Four Falls Corporate Center, 6th Floor
                       West Conshohocken, PA 19428

                    CUSTODIAN
                       Custodial Trust Company
                       101 Carnegie Center
                       Princeton, NJ 05840

                    TRANSFER AGENT
                       PFPC Inc.
                       Bellevue Corporate Center
                       400 Bellevue Parkway
                       Wilmington, DE 19809

                    INDEPENDENT ACCOUNTANTS
                       PricewaterhouseCoopers LLP
                       2400 Eleven Penn Center
                       Philadelphia, PA 19103

                    COUNSEL
                       Drinker Biddle & Reath LLP
                       1345 Chestnut Street
                       Philadelphia, PA 19107

The financial information included herein is taken from the records of each Fund without examination by the independent accountants who do not express an opinion thereon.

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for the distribution to prospective investors in each Fund unless it is preceded or accompanied by a current prospectus which includes details regarding each Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The total investment return and principal value of an investment in each Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.

                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]

                               One Memorial Drive
                               Cambridge, MA 02142

                            1-800-numeric [686-3742]
                             http://www.numeric.com